UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2017

Date of reporting period:	7/31/2017

Item 1. Schedule of Investments

Prudential Absolute Return Bond Fund

Schedule of Investments

as of July 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 87.0%
ASSET-BACKED SECURITIES — 27.8%
Automobiles 0.2%
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class C, 144A	3.910%		08/16/21		4,100	$4,108,153

Collateralized Loan Obligations — 15.8%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.464	%(c)	07/15/26		13,250	13,252,936
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR, 144A	2.574	%(c)	07/15/30		1,750	1,750,000
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 144A	2.597	%(c)	07/15/29		2,500	2,500,000
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2017-8A, Class A, 144A	2.607	%(c)	01/16/30		4,500	4,499,964
Atlas Senior Loan Fund V Ltd. (Cayman Islands), Series 2014-1A, Class AR2, 144A	2.564	%(c)	07/16/29		2,000	2,001,441
Avery Point V CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.764	%(c)	07/17/26		4,500	4,506,959
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 144A	2.453	%(c)	10/22/25		5,000	5,002,690
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 144A	2.474	%(c)	04/17/26		7,250	7,252,394
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1R, 144A	2.644	%(c)	07/18/30		2,000	2,001,601
Benefit Street Partners II CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1R, 144A	2.554	%(c)	07/15/29		3,500	3,503,060
Benefit Street Partners V CLO Ltd. (Cayman Islands), Series 2014-VA, Class AR, 144A	2.507	%(c)	10/20/26		10,000	10,033,351
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1, 144A	3.054	%(c)	04/17/25		5,250	5,250,981
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.020%		04/17/25		6,200	6,199,113
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1B, 144A	2.552	%(c)	07/20/31		3,000	2,998,989
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.504	%(c)	07/15/26		5,000	5,009,254
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.754	%(c)	07/15/26		7,600	7,607,548
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class AR, 144A	2.554	%(c)	01/16/26		2,500	2,501,269
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.621	%(c)	05/05/27		15,250	15,274,369
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1AR, 144A	2.544	%(c)	01/25/27		12,500	12,506,737
ICG US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 144A^	—	%(c)(p)	10/23/29		3,000	3,000,000
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-2A, Class A2B, 144A	3.070%		04/25/25		2,000	1,980,685
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.844	%(c)	04/15/27		12,000	12,017,904
KKR CLO Ltd. (Cayman Islands), Series 18, Class A, 144A	2.587	%(c)	07/18/30		8,000	7,996,000
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.482	%(c)	05/15/26		10,000	10,002,287
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.544	%(c)	10/15/26		7,000	7,003,431
North Westerly CLO BV (Netherlands), Series IV-A, Class A2R, 144A	1.250%		01/15/26	EUR	1,500	1,763,749

OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A	2.561	%(c)	07/15/30	5,750	5,742,100
OZLM Funding XV Ltd. (Cayman Islands), Series 2016-15A, Class A1, 144A	2.797	%(c)	01/20/29	22,750	23,012,144
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A	2.472	%(c)	05/21/29	10,200	10,199,733
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1AR, 144A	2.577	%(c)	07/20/30	5,750	5,747,090
Regatta Funding LP (Cayman Islands), Series 2013-2A, Class A1R, 144A	2.844	%(c)	01/15/29	7,250	7,281,769
Shackleton CLO Ltd. (Cayman Islands), Series 2017-11A, Class A, 144A^	2.582	%(c)	08/15/30	2,500	2,500,000
Sound Point CLO XVI Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A	2.567	%(c)	07/25/30	8,500	8,524,882
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	2.754	%(c)	01/18/26	4,750	4,752,171
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.484	%(c)	04/18/26	4,250	4,256,598
TICP CLO Ltd. (Cayman Islands), Series 2017-7A, Class AS, 144A	2.534	%(c)	07/15/29	5,500	5,502,539
Trinitas CLO Ltd. (Cayman Islands), Series 2017-6A Class A, 144A	2.655	%(c)	07/25/29	9,750	9,755,417
Voya CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	2.734	%(c)	07/25/26	3,250	3,255,135
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.527	%(c)	04/20/26	1,500	1,499,645
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A	2.431	%(c)	04/20/29	4,000	4,000,497
West CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	4.570	%(c)	10/30/23	1,750	1,750,568
Zais CLO 6 Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A	2.572	%(c)	07/15/29	8,750	8,752,646

					263,949,646

Consumer Loans — 2.1%
Lendmark Funding Trust, Series 2017-1A, Class B, 144A^	3.770%		12/22/25	1,300	1,304,817
OneMain Financial Issuance Trust, Series 2014-2A, Class C, 144A	4.330%		09/18/24	8,000	8,071,420
OneMain Financial Issuance Trust, Series 2015-1A, Class B, 144A	3.850%		03/18/26	2,000	2,028,287
OneMain Financial Issuance Trust, Series 2015-2A, Class B, 144A	3.100%		07/18/25	5,246	5,247,698
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320%		07/18/25	2,100	2,101,312
Oportun Funding IV LLC, Series 2016-C, Class B, 144A	4.850%		11/08/21	6,665	6,778,903
Springleaf Funding Trust, Series 2015-AA, Class B, 144A	3.620%		11/15/24	3,430	3,459,932
Springleaf Funding Trust, Series 2015-AA, Class C, 144A	5.040%		11/15/24	6,000	6,083,674

					35,076,043

Home Equity Loans — 5.0%
Accredited Mortgage Loan Trust, Series 2004-3, Class 2A2	2.432	%(c)	10/25/34	3,558	3,573,904
Accredited Mortgage Loan Trust, Series 2004-3, Class 2A5	2.312	%(c)	10/25/34	1,925	1,921,441
Accredited Mortgage Loan Trust, Series 2005-3, Class M1	1.670	%(c)	09/25/35	885	884,754
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	2.132	%(c)	09/25/33	486	476,340

Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	2.582	%(c)	02/25/33	1,807	1,786,888
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-10, Class AV1	1.992	%(c)	12/25/33	3,407	3,396,968
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W5, Class M1	2.282	%(c)	10/25/33	37	36,844
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W7, Class M1	2.267	%(c)	03/25/34	1,120	1,073,400
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W8, Class M1	2.282	%(c)	12/25/33	854	833,604
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W9, Class M1	2.267	%(c)	01/25/34	2,080	2,023,438
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AF	4.123	%(c)	05/25/34	230	238,097
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AV5	2.032	%(c)	05/25/34	587	560,511
Asset Backed Funding Certificates, Series 2004-OPT5, Class A1	1.932	%(c)	06/25/34	1,387	1,366,851
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A2	1.912	%(c)	11/25/33	1,758	1,693,186
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A3B	2.192	%(c)	11/25/33	3,546	3,418,717
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	2.042	%(c)	06/25/34	3,105	2,964,659
Bear Stearns Asset-Backed Securities Trust, Series 2002-2, Class A1	1.892	%(c)	10/25/32	1,308	1,283,413
Bear Stearns Asset-Backed Securities Trust, Series 2003-3, Class A2	2.412	%(c)	06/25/43	144	141,876
Bear Stearns Asset-Backed Securities Trust, Series 2003-HE1, Class M1	2.327	%(c)	01/25/34	2,418	2,367,894
Bear Stearns Asset-Backed Securities Trust, Series 2004-FR2, Class M2	2.252	%(c)	06/25/34	1,100	1,070,731
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE11, Class M2	2.807	%(c)	12/25/34	3,973	4,042,910
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1	2.087	%(c)	07/25/34	5,039	4,861,668
Home Equity Asset Trust, Series 2003-6, Class M1	2.282	%(c)	02/25/34	1,247	1,221,098
Home Equity Asset Trust, Series 2004-3, Class M1	2.087	%(c)	08/25/34	1,377	1,353,189
Home Equity Asset Trust, Series 2004-7, Class A2	2.072	%(c)	01/25/35	1,050	1,041,752
HSBC Home Equity Loan Trust U.S.A., Series 2007-3, Class A4	2.728	%(c)	11/20/36	145	145,694
Mastr Asset-Backed Securities Trust, Series 2003-OPT1, Class M2	4.007	%(c)	12/25/32	796	801,806
Mastr Asset-Backed Securities Trust, Series 2003-WMC2, Class M2	3.707	%(c)	08/25/33	1,076	1,071,317
Mastr Asset-Backed Securities Trust, Series 2005-NC1, Class M1	1.952	%(c)	12/25/34	8,247	7,763,897
Merrill Lynch Mortgage Investors Trust, Series 2002-HE1, Class A1	2.232	%(c)	08/25/32	3,438	3,382,021
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE3, Class M1	2.252	%(c)	10/25/33	3,495	3,458,133
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	2.252	%(c)	10/25/33	903	894,653
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC6, Class M1	2.432	%(c)	06/25/33	655	653,490
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M1	2.282	%(c)	09/25/33	674	668,646

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	2.087	%(c)	03/25/34	676	656,897
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	2.132	%(c)	05/25/34	5,733	5,535,781
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	2.177	%(c)	06/25/34	934	910,418
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC3, Class M1	2.027	%(c)	03/25/34	2,290	2,224,042
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	2.102	%(c)	11/25/34	1,941	1,827,745
Morgan Stanley Home Equity Loan Trust, Series 2006-1, Class A2C	1.562	%(c)	12/25/35	184	184,371
Option One Mortgage Accep Corp. Asset-Backed Certificates, Series 2003-4, Class A2	1.872	%(c)	07/25/33	799	775,019
Option One Mortgage Loan Trust, Series 2004-1, Class M1	2.132	%(c)	01/25/34	1,911	1,811,949
Option One Mortgage Loan Trust, Series 2005-1, Class A4	2.032	%(c)	02/25/35	260	258,996
RAMP Trust, Series 2005-EFC3, Class M3	1.722	%(c)	08/25/35	515	516,031
RASC Trust, Series 2005-KS11, Class M1	1.632	%(c)	12/25/35	766	762,557
RASC Trust, Series 2005-KS3, Class M4	1.937	%(c)	04/25/35	466	466,470
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	2.012	%(c)	02/25/34	1,320	1,297,374
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	1.997	%(c)	02/25/34	4,384	4,263,512

					83,964,952

Other — 0.0%
Sierra Timeshare Receivables Funding LLC, Series 2012-3A, Class A, 144A	1.870%		08/20/29	110	110,226

Residential Mortgage-Backed Securities — 4.7%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R10, Class A2C	1.562	%(c)	01/25/36	293	293,248
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3	2.232	%(c)	11/25/32	821	815,191
Chase Funding Trust, Series 2002-3, Class 2A1	1.872	%(c)	08/25/32	318	291,106
Chase Funding Trust, Series 2003-4, Class 1A5	5.310	%(c)	05/25/33	796	807,816
CIM Trust, Series 2017-3, Class A3, 144A	3.227	%(c)	01/25/57	6,255	6,344,723
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT1, Class M1	1.862	%(c)	02/25/35	317	304,063
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5	5.010	%(c)	11/25/34	70	72,361
Countrywide Asset-Backed Certificates, Series 2003-BC4, Class M1	2.282	%(c)	07/25/33	1,065	1,042,250
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	1.982	%(c)	03/25/34	164	163,341
Countrywide Asset-Backed Certificates, Series 2004-3, Class 1A	1.652	%(c)	08/25/34	8,501	8,039,869
Countrywide Asset-Backed Certificates, Series 2004-6, Class 1A1	1.772	%(c)	12/25/34	2,207	2,139,049
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	2.282	%(c)	11/25/34	798	788,999
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB3, Class AF1	3.379	%(c)	12/25/32	169	167,298
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1	2.252	%(c)	11/25/33	819	798,519
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB1, Class AF1	4.520	%(c)	10/25/32	1,974	1,990,557

CSMC Trust, Series 2016-RPL1, Class A1, 144A	4.201	%(c)	12/26/46		6,317	6,343,382
CSMC Trust, Series 2017-6R, 144A^	2.722	%(c)	03/06/47		3,500	3,500,000
Finance America Mortgage Loan Trust, Series 2003-1, Class M1	2.282	%(c)	09/25/33		2,218	2,154,613
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	2.057	%(c)	08/25/34		6,452	6,145,812
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A2	1.992	%(c)	08/25/34		1,289	1,240,688
Fremont Home Loan Trust, Series 2004-4, Class M1	2.027	%(c)	03/25/35		2,512	2,421,535
GSAMP Trust, Series 2003-HE2, Class A1A, 144A	1.832	%(c)	08/25/33		939	907,878
GSAMP Trust, Series 2004-AR1, Class A2B	2.432	%(c)	06/25/34		1,422	1,414,167
GSAMP Trust, Series 2004-FM1, Class M1	2.207	%(c)	11/25/33		289	285,606
GSAMP Trust, Series 2004-FM2, Class M1	1.982	%(c)	01/25/34		1,976	1,927,683
GSAMP Trust, Series 2004-NC2, Class A1B	2.132	%(c)	10/25/34		1,787	1,620,098
JPMorgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1	1.662	%(c)	12/25/35		804	802,669
Long Beach Mortgage Loan Trust, Series 2003-4, Class AV1	1.852	%(c)	08/25/33		1,464	1,432,999
Long Beach Mortgage Loan Trust, Series 2004-2, Class A1	1.672	%(c)	06/25/34		985	946,334
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1	2.132	%(c)	05/25/34		298	287,350
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC6, Class M1	2.132	%(c)	07/25/34		1,937	1,854,347
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	2.162	%(c)	06/25/34		144	140,025
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M3	2.072	%(c)	01/25/36		1,500	1,499,200
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCW1, Class M1	1.682	%(c)	09/25/35		794	794,720
Saxon Asset Securities Trust, Series 2005-3, Class M1	1.692	%(c)	11/25/35		169	168,960
Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1	2.132	%(c)	11/25/34		1,665	1,596,578
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class M1	2.057	%(c)	05/25/35		2,512	2,463,727
Specialty Underwriting & Residential Finance Trust, Series 2004-BC3, Class M1	2.162	%(c)	07/25/35		1,446	1,421,443
Specialty Underwriting & Residential Finance Trust, Series 2004-BC4, Class A2C	2.212	%(c)	10/25/35		1,388	1,360,801
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	2.032	%(c)	02/25/34		3,174	3,081,089
Structured Asset Investment Loan Trust, Series 2004-8, Class A8	2.232	%(c)	09/25/34		2,123	2,077,716
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A2	2.232	%(c)	09/25/34		3,859	3,752,133
Structured Asset Investment Loan Trust, Series 2005-3, Class M2	1.892	%(c)	04/25/35		1,391	1,388,259
Volt LVII LLC, Series 2017-NPL4, Class A1, 144A	3.375	%(c)	04/25/47		768	771,294
VOLT LX LLC, Series 2017-NPL7, Class A1, 144A	3.250	%(c)	04/25/59		918	922,127

						78,781,623

TOTAL ASSET-BACKED SECURITIES (cost $460,039,797)						465,990,643

BANK LOANS(c) — 1.3%
Capital Goods — 0.1%
Parkdean Resorts Holdco Ltd. (United Kingdom)	4.502%		03/03/24	GBP	1,000	1,334,244

Chemicals — 0.1%
CeramTec GmbH (Germany)^	3.750%		08/28/20	EUR	396	472,289
CeramTec GmbH (Germany)^	3.750%		08/30/20	EUR	1,304	1,552,742

						2,025,031

Consumer — 0.2%
Motor Fuel Group (United Kingdom)	4.807%		07/18/22	GBP	3,000	4,015,101

Electric — 0.1%
Lightstone Holdco LLC	5.811%		01/30/24		1,635	1,614,422

Gaming — 0.1%
Sky Betting & Gaming Ltd. (United Kingdom)	4.250%		07/31/24	GBP	1,200	1,599,113

Health Care & Pharmaceutical — 0.1%
Valeant Pharmaceuticals International, Inc.	5.980%		04/01/22		1,347	1,371,128

Retail — 0.2%
Euro Garages Ltd. (United Kingdom)	5.000%		01/30/23	GBP	2,100	2,794,985

Retailers — 0.1%
Douglas Holding AG (Germany)	3.750%		08/12/22	EUR	2,000	2,378,938

Technology — 0.3%
BMC Software Finance, Inc.	1.150%		09/12/22		1,902	1,912,737
First Data Corp.	3.227%		06/02/20		3,169	3,171,225

						5,083,962

TOTAL BANK LOANS (cost $22,909,719)						22,216,924

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.3%
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51		763	764,137
COMM Mortgage Trust, Series 2012-CR1, Class XA, IO	1.882	%(c)	05/15/45		11,781	867,378
COMM Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46		249	253,558
COMM Mortgage Trust, Series 2015-LC19, Class XB, IO, 144A	0.268	%(c)	02/10/48		123,049	2,245,423
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.155	%(c)	12/10/49		665	666,070
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class XB, IO	0.255	%(c)	04/15/50		66,743	1,209,036
CSMC Trust, Series 2017-LSTK, Class D, 144A	3.331	%(c)	04/05/33		6,850	6,831,173
CSMC Trust, Series 2017-LSTK, Class E, 144A	3.331	%(c)	04/05/33		12,575	12,412,985
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A (original cost $13,906,686; purchased 12/09/16)(f)	3.808	%(c)	12/10/36		15,500	14,742,548
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.052	%(c)	04/25/20		4,203	99,055
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.542	%(c)	06/25/20		18,823	699,737
FHLMC Multifamily Structured Pass-Through Certificates, Series K010, Class X1, IO	0.234	%(c)	10/25/20		18,492	101,929
FHLMC Multifamily Structured Pass-Through Certificates, Series K018, Class X1, IO	1.381	%(c)	01/25/22		15,658	773,209
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.433	%(c)	05/25/22		20,471	1,157,299
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.472	%(c)	06/25/22		4,221	250,397
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.875	%(c)	10/25/22		93,698	3,518,502

FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.368	%(c)	03/25/26		23,252	2,244,773
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.741	%(c)	05/25/19		452	10,847
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.687	%(c)	07/25/19		3,747	92,277
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XB, IO, 144A	0.495	%(c)	02/10/46		103,126	2,640,799
GS Mortgage Securities Corp. II, Series 2014-GC20, Class XB, IO	0.330	%(c)	04/10/47		28,307	777,709
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class XB, IO	0.319	%(c)	08/15/47		45,056	976,688
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XB, IO	0.446	%(c)	02/15/48		52,766	1,522,769
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XB, IO	0.605	%(c)	04/15/46		34,956	979,890
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XB, IO, 144A	0.247	%(c)	08/15/45		65,968	827,562
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class XB, IO, 144A	0.497	%(c)	12/15/48		68,276	1,561,445
Morgan Stanley Capital I Trust, Series 2015-XLF1, Class B, 144A	2.974	%(c)	08/14/31		8,400	8,405,191
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class XB, IO, 144A	0.401	%(c)	04/10/46		140,883	3,036,677
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(c)	05/15/46		2,816	2,813,338

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $73,037,055)						72,482,401

CORPORATE BONDS — 32.5%
Airlines — 0.6%
American Airlines, Pass-Through Trust, Series 2013-1, Class A, Pass Through Certificates(h)	4.000%		01/15/27		2,876	2,990,769
Continental Airlines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	5.983%		10/19/23		899	984,082
Continental Airlines, Inc., Pass-Through Trust, Series 2012-2, Class A, Pass-Through Certificates	4.000%		04/29/26		103	107,672
Continental Airlines, Inc., Pass-Through Trust, Series 2012-3, Class C, Pass-Through Certificates	6.125%		04/29/18		3,000	3,078,750
Delta Air Lines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	6.821%		02/10/24		724	826,320
Delta Air Lines, Inc., Pass-Through Trust, Series 2011-1, Class A, Pass-Through Certificates	5.300%		10/15/20		63	65,570
United Airlines Pass-Through Trust, Series 2013-1, Class A, Pass-Through Certificates	4.300%		02/15/27		2,149	2,278,192

						10,331,355

Auto Manufacturers — 0.2%
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43		2,230	2,525,984
Jaguar Land Rover Automotive PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	2.200%		01/15/24	EUR	450	539,367

						3,065,351

Auto Parts & Equipment — 0.4%
Lear Corp., Gtd. Notes	5.250%		01/15/25		5,375	5,758,028
Lear Corp., Gtd. Notes	5.375%		03/15/24		1,410	1,509,168

						7,267,196

Banks — 5.6%
Bank of America Corp., Jr. Sub. Notes	5.125	%(c)	12/31/49		2,175	2,218,239
Bank of America Corp., Jr. Sub. Notes	6.100	%(c)	12/31/49		8,820	9,724,050
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.443	%(c)	01/20/48		1,560	1,658,530
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		01/21/44		690	788,503
Citigroup, Inc., Jr. Sub. Notes	5.950	%(c)	12/31/49		12,685	13,347,411
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39		1,455	2,242,781
Citigroup, Inc., Sub. Notes(a)	4.400%		06/10/25		405	424,702
Citigroup, Inc., Sub. Notes	4.750%		05/18/46		395	419,253
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes(a)	3.750%		03/26/25		1,200	1,217,351
Credit Suisse New York (Switzerland), Sr. Unsec’d. Notes, MTN	3.625%		09/09/24		2,375	2,467,763
Discover Bank, Sr. Unsec’d. Notes	4.200%		08/08/23		5,500	5,851,901
Discover Bank, Sub. Notes	7.000%		04/15/20		800	888,047
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(c)	12/31/49		5,225	5,460,125
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27		3,940	4,020,179
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41		345	450,901
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%		07/08/44		2,105	2,334,091
JPMorgan Chase & Co., Jr. Sub. Notes	5.150	%(c)	12/31/49		3,725	3,869,344
JPMorgan Chase & Co., Jr. Sub. Notes(h)	6.000	%(c)	12/31/49		7,707	8,362,095
JPMorgan Chase & Co., Jr. Sub. Notes	6.100	%(c)	12/31/49		3,400	3,752,750
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(c)	04/29/49		130	134,875
Morgan Stanley, Jr. Sub. Notes	5.450	%(c)	12/31/49		13,110	13,568,850
Morgan Stanley, Sr. Unsec’d. Notes	3.971	%(c)	07/22/38		465	464,079
Morgan Stanley, Sr. Unsec’d. Notes	4.375%		01/22/47		2,435	2,551,050
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%		07/24/42		700	928,567
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23		1,710	1,793,655
People’s United Bank, Sub. Notes	4.000%		07/15/24		1,125	1,144,195
State Street Corp., Jr. Sub. Notes	5.250	%(c)	12/31/49		3,555	3,731,790

						93,815,077

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200%		01/15/39		250	391,817
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%		10/01/18		950	969,337
Constellation Brands, Inc., Gtd. Notes	6.000%		05/01/22		450	514,978

						1,876,132

Biotechnology — 0.0%
Amgen, Inc., Sr. Unsec’d. Notes	4.663%		06/15/51		439	476,733
Celgene Corp., Sr. Unsec’d. Notes	2.125%		08/15/18		30	30,136

						506,869

Building Materials — 1.3%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A	5.375%		11/15/24		5,000	5,262,500
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes	9.375%		10/12/22		600	637,200
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22		1,125	1,194,750
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	4.750%		01/11/22	EUR	1,600	1,969,837
Griffon Corp., Gtd. Notes	5.250%		03/01/22		6,450	6,595,125
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.250%		03/01/21		3,090	3,284,494
Owens Corning, Inc., Gtd. Notes	4.200%		12/15/22		125	132,743
US Concrete, Inc., Gtd. Notes	6.375%		06/01/24		2,400	2,562,000

						21,638,649

Chemicals — 0.9%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%		06/01/43		1,350	1,474,500

Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%	01/15/41		170	207,813
Ashland, Inc., Sr. Unsec’d. Notes	6.875%	05/15/43		4,100	4,469,000
CF Industries, Inc., Gtd. Notes	4.950%	06/01/43		1,765	1,509,075
CF Industries, Inc., Gtd. Notes(a)	5.375%	03/15/44		1,300	1,170,000
CF Industries, Inc., Gtd. Notes	6.875%	05/01/18		160	165,704
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20		125	137,500
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44		15	15,987
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41		125	143,812
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39		95	160,480
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650%	10/15/44		1,210	1,282,391
LYB International Finance BV, Gtd. Notes(a)	4.875%	03/15/44		1,160	1,251,211
LYB International Finance BV, Gtd. Notes	5.250%	07/15/43		415	468,454
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55		2,765	2,800,596
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450%	06/01/27		635	645,407

					15,901,930

Commercial Services — 0.4%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22		925	959,688
ERAC USA Finance LLC, Gtd. Notes, 144A	6.700%	06/01/34		110	137,774
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000%	10/15/37		1,725	2,251,437
United Rentals North America, Inc., Gtd. Notes(a)	5.500%	07/15/25		925	975,875
United Rentals North America, Inc., Gtd. Notes(a)	5.500%	05/15/27		1,600	1,688,000

					6,012,774

Computers — 0.1%
NCR Corp., Gtd. Notes	6.375%	12/15/23		790	843,325

Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc., Gtd. Notes	7.000%	09/01/22		2,000	2,070,000

Diversified Financial Services — 0.2%
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290%	10/10/34		755	754,819
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%	05/15/19		25	26,807
Intrum Justitia AB (Sweden), Sr. Unsec’d. Notes, 144A	3.125%	07/15/24	EUR	1,225	1,465,109
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43		175	199,583
Navient Corp., Sr. Unsec’d. Notes, MTN(a)	4.875%	06/17/19		970	1,001,525
Navient Corp., Sr. Unsec’d. Notes, MTN(a)	5.500%	01/15/19		185	192,169

					3,640,012

Electric — 1.7%
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%	01/15/23		1,080	1,044,900
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750%	01/15/25		3,575	3,338,156
DPL, Inc., Sr. Unsec’d. Notes	6.750%	10/01/19		1,650	1,732,500
DPL, Inc., Sr. Unsec’d. Notes(a)	7.250%	10/15/21		1,475	1,613,281
Duke Energy Carolinas LLC, First Ref. Mtge.	4.000%	09/30/42		50	51,617
Dynegy, Inc., Gtd. Notes	6.750%	11/01/19		5,850	6,065,719
Dynegy, Inc., Gtd. Notes(a)	7.375%	11/01/22		6,925	6,995,635
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44		800	930,515
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23		1,575	1,636,760
NRG Energy, Inc., Gtd. Notes(a)	6.250%	05/01/24		1,748	1,813,550
NRG Energy, Inc., Gtd. Notes(a)	6.625%	03/15/23		823	852,319
NRG Energy, Inc., Gtd. Notes	7.625%	01/15/18		1,456	1,489,663
South Carolina Electric & Gas Co., First Mtge.	4.350%	02/01/42		130	133,912
Westar Energy, Inc., First Mtge.	4.100%	04/01/43		325	339,035

					28,037,562

Electronics — 0.4%
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700%	09/15/22		1,045	1,109,267
Jabil Circuit, Inc., Sr. Unsec’d. Notes	5.625%	12/15/20		5,400	5,877,360
Techem Energy Metering Service GmbH & Co. KG (Germany), Gtd. Notes, 144A, MTN	7.875%	10/01/20	EUR	125	153,053
Techem GmbH (Germany), Sr. Sec’d. Notes, 144A	6.125%	10/01/19	EUR	200	242,915

					7,382,595

Entertainment — 1.2%
AMC Entertainment Holdings, Inc., Gtd. Notes	6.375%	11/15/24	GBP	1,875	2,628,493
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%	06/01/24		1,015	1,065,750
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23		5,500	5,593,500
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22		3,200	3,300,000
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	4.875%	02/28/47	GBP	200	267,395
CPUK Finance Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	4.250%	02/28/47	GBP	550	734,091
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A	5.000%	08/01/18		4,615	4,615,000
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22		2,000	2,230,000

					20,434,229

Food — 0.5%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23		4,500	4,477,500
JBS Investments GmbH (Brazil), Sr. Unsec’d. Notes, 144A(a)	7.750%	10/28/20		775	773,063
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes(a)	8.250%	02/01/20		1,500	1,518,750
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21		1,300	1,321,125
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21		1,000	1,016,250

					9,106,688

Forest & Paper Products — 0.7%
Cascades, Inc. (Canada), Gtd. Notes, 144A	5.500%	07/15/22		3,000	3,105,000
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400%	11/01/20		35	38,489
Georgia-Pacific LLC, Sr. Unsec’d. Notes(h)	7.375%	12/01/25		400	509,019
International Paper Co., Sr. Unsec’d. Notes	4.800%	06/15/44		2,770	2,957,847
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41		610	745,973
International Paper Co., Sr. Unsec’d. Notes	9.375%	05/15/19		100	112,676
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%	09/15/18		3,647	3,756,410

					11,225,414

Gas — 0.2%
AGL Capital Corp., Gtd. Notes	4.400%	06/01/43		1,375	1,414,812
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%	01/15/41		700	861,640
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43		125	132,821
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375%	03/30/38		551	588,965

					2,998,238

Healthcare-Services — 2.2%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22		450	455,909
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	11/15/42		325	336,865
Aetna, Inc., Sr. Unsec’d. Notes	4.500%	05/15/42		530	577,830
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43		120	130,474
Anthem, Inc., Sr. Unsec’d. Notes	5.100%	01/15/44		515	597,677

CHS/Community Health Systems, Inc., Gtd. Notes(a)	8.000%	11/15/19	4,300	4,305,375
Cigna Corp., Sr. Unsec’d. Notes	3.250%	04/15/25	890	899,247
HCA, Inc., Gtd. Notes	5.375%	02/01/25	4,500	4,792,500
HCA, Inc., Gtd. Notes	5.875%	05/01/23	2,000	2,187,500
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	2,000	2,170,000
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	1,200	1,230,000
HealthSouth Corp., Gtd. Notes	5.750%	11/01/24	2,900	2,958,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	25	25,610
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.625%	11/15/20	4,500	4,807,921
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	5,371	5,532,130
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%	10/01/21	2,125	2,162,188
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%	04/01/22	1,700	1,829,200
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A(a)	7.000%	08/01/25	1,200	1,185,000
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42	175	177,642
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.375%	03/15/42	1,055	1,140,343

				37,501,411

Home Builders — 2.5%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A(a)	6.125%	07/01/22	5,000	5,225,000
CalAtlantic Group, Inc., Gtd. Notes	8.375%	05/15/18	4,553	4,763,576
KB Home, Gtd. Notes	7.500%	09/15/22	3,425	3,895,938
M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21	5,850	6,127,875
Mattamy Group Corp. (Canada), Gtd. Notes, 144A	6.500%	11/15/20	5,296	5,401,920
PulteGroup, Inc., Gtd. Notes	5.500%	03/01/26	4,000	4,305,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%	04/15/21	6,700	6,875,875
William Lyon Homes, Inc., Gtd. Notes	5.750%	04/15/19	4,725	4,795,875

				41,391,059

Insurance — 1.2%
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.950%	10/15/36	215	265,772
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	6.100%	10/01/41	280	362,137
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	1,975	2,119,777
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%	08/01/44	1,000	1,085,990
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%	05/01/22	75	82,368
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	05/01/42	1,530	1,988,526
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%	06/15/40	695	938,107
Markel Corp., Sr. Unsec’d. Notes	4.900%	07/01/22	2,020	2,204,705
Markel Corp., Sr. Unsec’d. Notes	5.000%	03/30/43	3,125	3,345,012
Principal Financial Group, Inc., Gtd. Notes(a)	4.350%	05/15/43	975	1,026,264
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	4.250%	12/06/42	795	810,091
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	1,950	2,172,119
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%	12/16/39	54	73,822
Teachers Insurance & Annuity Association of America, Subordinated, 144A	4.270%	05/15/47	640	657,564
TIAA Asset Management Finance LLC, Sr. Unsec’d. Notes, 144A	2.950%	11/01/19	1,720	1,750,152
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	1,435	1,559,491

				20,441,897

Internet — 0.2%
Netflix, Inc., Sr. Unsec’d. Notes, 144A	3.625%	05/15/27	EUR	2,600	3,160,973

Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil), Gtd. Notes(a)	6.250%	08/10/26		404	449,046

Leisure Time — 0.1%
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250%	02/01/25		2,225	2,394,656

Lodging — 1.0%
FelCor Lodging LP, Gtd. Notes	6.000%	06/01/25		3,400	3,655,000
FelCor Lodging LP, Sr. Sec’d. Notes	5.625%	03/01/23		1,050	1,090,688
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/21		4,500	4,691,250
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22		75	76,869
Marriott International, Inc., Sr. Unsec’d. Notes	7.150%	12/01/19		550	613,761
MGM Resorts International, Gtd. Notes	6.000%	03/15/23		3,600	3,987,000
Studio City Co. Ltd. (Hong Kong), Sr Secured, 144A	7.250%	11/30/21		1,200	1,288,200
Studio City Co. Ltd. (Hong Kong), Sr. Sec’d. Notes	7.250%	11/30/21		500	536,750

					15,939,518

Machinery-Diversified — 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21		50	54,494

Media — 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	5.750%	01/15/24		1,100	1,157,750
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.125%	05/01/23		2,625	2,756,250
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.375%	05/01/25		1,650	1,755,188
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.875%	05/01/27		5,075	5,458,771
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21		5,500	5,621,990
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21		706	721,659
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20		2,958	3,009,765
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35		1,525	1,784,140
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.834%	10/23/55		485	577,695
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22		135	139,050
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	6.500%	11/15/22		365	378,231
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%	02/15/18		1,040	1,069,900
Liberty Interactive LLC, Sr. Unsec’d. Notes(a)	8.250%	02/01/30		2,500	2,725,000
TEGNA, Inc., Gtd. Notes, 144A(a)	4.875%	09/15/21		1,625	1,671,719
Time Warner, Inc., Gtd. Notes	3.800%	02/15/27		1,350	1,364,869
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A, MTN	5.125%	01/21/23	EUR	452	559,104
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%	09/15/22		3,000	3,116,250
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22		3,000	3,210,000
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%	06/15/24		865	922,306

					37,999,637

Mining — 0.3%
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	12/15/20		2,375	2,422,500
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%	04/16/40		2,575	3,041,149

					5,463,649

Miscellaneous Manufacturing — 0.4%
Actuant Corp., Gtd. Notes(a)	5.625%	06/15/22		3,075	3,174,938
General Electric Co., Sr. Unsec’d. Notes	0.875%	05/17/25	EUR	2,200	2,593,971
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42		50	52,289
Pentair Finance SA (United Kingdom), Gtd. Notes	1.875%	09/15/17		50	50,012

					5,871,210

Oil & Gas — 0.7%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%	09/15/36		750	893,916
California Resources Corp., Gtd. Notes	6.000%	11/15/24		65	34,125
California Resources Corp., Sec’d. Notes, 144A(a)	8.000%	12/15/22		600	382,500
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450%	09/15/42		1,070	894,658
Denbury Resources, Inc., Gtd. Notes	5.500%	05/01/22		2,000	1,085,000
Nabors Industries, Inc., Gtd. Notes(a)	4.625%	09/15/21		762	729,615
Nabors Industries, Inc., Gtd. Notes	6.150%	02/15/18		62	62,930
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21		500	528,836
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43		395	414,695
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%	03/01/41		1,390	1,568,735
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A, MTN	6.500%	03/13/27		550	605,550
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A, MTN(a)	6.750%	09/21/47		1,650	1,735,800
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%	11/14/22		2,800	2,871,120

					11,807,480

Oil & Gas Services — 0.0%
Cameron International Corp., Sr. Unsec’d. Notes	5.950%	06/01/41		100	120,515

Packaging & Containers — 0.6%
Ball Corp., Gtd. Notes	4.375%	12/15/23	EUR	1,825	2,459,107
Horizon Parent Holdings Sarl (France), Sr. Sec’d. Notes, PIK, 144A	8.250%	02/15/22	EUR	825	1,039,810
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.500%	10/01/21		4,470	4,626,450
WestRock RKT Co., Gtd. Notes	4.450%	03/01/19		35	36,289
WestRock RKT Co., Gtd. Notes	4.900%	03/01/22		1,190	1,299,917

					9,461,573

Pharmaceuticals — 0.7%
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35		4,085	4,353,895
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35		4,020	4,308,672
Actavis Funding SCS, Gtd. Notes	4.750%	03/15/45		114	124,213
Catalent Pharma Solutions, Inc., Sr. Unsec’d. Notes, 144A	4.750%	12/15/24	EUR	980	1,241,336
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	6.500%	03/15/22		600	633,000
Valeant Pharmaceuticals International, Inc., Sr. Unsec’d. Notes, 144A	6.125%	04/15/25		1,275	1,085,344

					11,746,460

Pipelines — 0.8%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20		227	238,350
DCP Midstream Operating LP, Gtd. Notes	2.500%	12/01/17		225	224,437
Enterprise Products Operating LLC, Sr. Unsec’d. Notes(a)	4.950%	10/15/54		2,700	2,841,507
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	12/01/42		125	116,980
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21		1,950	2,064,949
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.150%	10/15/43		1,350	1,477,788
MPLX LP, Sr. Unsec’d. Notes(a)	5.200%	03/01/47		145	149,806

NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.375%	08/15/22		150	154,312
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.875%	08/15/27		500	514,375
ONEOK, Inc., Gtd. Notes	4.950%	07/13/47		1,060	1,063,052
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	5.625%	04/15/20		3,700	3,913,934
Western Gas Partners LP, Sr. Unsec’d. Notes	4.000%	07/01/22		75	77,373

					12,836,863

Real Estate Investment Trusts (REITs) — 1.1%
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%	12/15/17		100	100,162
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325%	03/24/25	EUR	3,775	4,622,313
Rialto Holdings LLC/Rialto Corp., Gtd. Notes, 144A	7.000%	12/01/18		7,100	7,188,750
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23		1,965	2,033,775
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21		1,500	1,557,382
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%	12/15/24		2,000	2,108,100

					17,610,482

Retail — 1.0%
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19		475	241,063
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45		1,765	2,025,461
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43		475	554,588
Douglas GmbH (Germany), Sr. Sec’d. Notes, 144A	6.250%	07/15/22	EUR	1,200	1,535,976
Grupo Unicomer Co. Ltd. (El Salvador), Sr. Unsec’d. Notes, 144A	7.875%	04/01/24		2,080	2,253,680
L Brands, Inc., Gtd. Notes(a)	5.625%	02/15/22		6,205	6,499,737
Landry’s, Inc., Sr. Unsec’d. Notes, 144A(a)	6.750%	10/15/24		2,750	2,819,575
Macy’s Retail Holdings, Inc., Gtd. Notes	4.300%	02/15/43		705	556,913
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A	8.000%	06/15/22		1,150	931,500

					17,418,493

Savings & Loans — 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22		325	334,291

Semiconductors — 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%	01/15/27		2,905	2,981,619
Micron Technology, Inc., Sr. Unsec’d. Notes(a)	5.500%	02/01/25		2,100	2,227,974
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18		1,300	1,316,029
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25		2,750	2,894,375

					9,419,997

Software — 0.3%
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23		4,150	4,476,813

Telecommunications — 1.3%
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23		3,725	3,924,932
CommScope Technologies Finance LLC, Sr. Unsec’d. Notes, 144A	6.000%	06/15/25		1,225	1,316,875
CommScope, Inc., Gtd. Notes, 144A	5.000%	06/15/21		2,275	2,331,875
Digicel Group Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23		2,050	1,960,312
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes	8.250%	09/30/20		1,500	1,438,125
Sprint Communications, Inc., Gtd. Notes, 144A	7.000%	03/01/20		2,000	2,185,000
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18		4,802	5,198,165
VimpelCom Holdings BV (Netherlands), Sr Unsecured, 144A	4.950%	06/16/24		3,500	3,521,875

					21,877,159

Textiles — 0.2%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		104	107,296
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21		3,425	3,519,187

					3,626,483

Transportation — 0.4%
AP Moeller-Maersk A/S (Denmark), Unsec’d. Notes, 144A	2.550%	09/22/19		2,450	2,465,094
Onorato Armatori SpA (Italy), Sr. Unsec’d. Notes, 144A(a)	7.750%	02/15/23	EUR	3,000	3,484,800
Union Pacific Corp., Sr. Unsec’d. Notes	3.799%	10/01/51		207	203,195

					6,153,089

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.875%	07/17/18		450	454,833

TOTAL CORPORATE BONDS (cost $524,720,123)					544,165,477

MUNICIPAL BONDS — 0.9%
California — 0.5%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263%	04/01/49		550	799,777
Los Angeles Department of Water & Power, BABs, Revenue Bonds	6.008%	07/01/39		3,610	4,560,080
Los Angeles Department of Water & Power, BABs, Revenue Bonds	6.574%	07/01/45		585	857,253
University of California, BABs, Revenue Bonds	5.770%	05/15/43		390	499,894
University of California, Taxable, Revenue Bonds, Series AP	3.931%	05/15/45		625	644,256
University of California, Taxable, Revenue Bonds, Series J	4.131%	05/15/45		675	698,240

					8,059,500

Colorado — 0.1%
Regional Transportation District, BABs, Revenue Bonds, Series 2010B	5.844%	11/01/50		1,190	1,585,354

Illinois — 0.0%
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395%	01/01/40		360	482,277

New Jersey — 0.2%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40		2,000	3,024,180
Rutgers State University, BABs, Revenue Bonds	5.665%	05/01/40		200	239,708

					3,263,888

New York — 0.1%
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52		75	75,771
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882%	06/15/44		400	549,132

					624,903

Ohio — 0.0%
Ohio State University, Taxable, Revenue Bonds, Series A	4.800%	06/01/2111		180	184,934

Texas — 0.0%
City Public Service Board of San Antonio, BABs, Taxable, Revenue Bonds	4.427%		02/01/42	120	130,475

TOTAL MUNICIPAL BONDS (cost $13,845,363)					14,331,331

NON-CORPORATE FOREIGN AGENCIES — 3.7%
Banco de Costa Rica (Croatia), Gov’t. Gtd. Notes	5.250%		08/12/18	3,328	3,388,237
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A, MTN	2.375%		02/01/22	3,000	3,041,430
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333%		02/15/18	4,470	4,447,650
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%		01/15/24	1,350	1,434,375
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, GMTN	2.125%		01/30/19	3,000	3,004,584
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	1.875%		01/29/20	1,000	995,610
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	1.875%		09/15/21	2,000	1,959,782
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A(a)	4.950%		07/19/22	730	761,025
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%		03/07/22	3,420	3,778,826
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.750%		07/31/18	3,000	3,001,227
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.875%		11/13/19	4,000	3,973,384
Japan Bank For International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		06/01/20	200	200,668
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.500%		06/01/22	1,200	1,208,609
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, EMTN	1.375%		02/05/18	6,000	5,983,740
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN	2.500%		09/12/18	5,000	5,027,825
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes	7.000%		05/05/20	4,140	4,522,950
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875%		04/19/22	820	815,900
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A, MTN	9.125%		07/02/18	2,285	2,419,244
Majapahit Holding BV (Indonesia), Gtd. Notes	7.750%		01/20/20	2,180	2,444,434
Majapahit Holding BV (Indonesia), Gtd. Notes	8.000%		08/07/19	2,250	2,497,500
National Savings Bank (Sri Lanka), Sr. Unsec’d. Notes	8.875%		09/18/18	1,000	1,057,500
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%		01/17/22	200	210,180
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%		01/17/27	560	606,200
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%		05/23/21	3,875	4,359,375
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	7.750%		05/29/18	1,485	1,543,316

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $61,703,054)					62,683,571

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.8%
Banc of America Funding Corp., Series 2014-R2, Class 2A1, 144A	1.443	%(c)	05/26/37	2,737	2,624,515
Banc of America Funding Corp., Series 2014-R5, Class 1A1, 144A	2.949	%(c)	09/26/45	3,864	3,859,655

Banc of America Funding Corp., Series 2015-R3, Class 1A1, 144A	1.422	%(c)	03/27/36	12,624	12,223,268
Banc of America Funding Corp., Series 2015-R3, Class 6A1, 144A	1.402	%(c)	05/27/36	3,124	3,061,353
Banc of America Funding Corp., Series 2015-R4, Class 4A1, 144A	3.500	%(c)	01/27/30	3,195	3,191,516
Bayview Opportunity Master Fund Iiib Trust, Series 2017-CRT2, Class M, 144A	3.233	%(c)	11/25/27	992	991,725
Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1, Class M, 144A	3.383	%(c)	10/25/28	1,755	1,755,836
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A3	3.476	%(c)	02/25/37	229	227,159
Fannie Mae Connecticut Avenue Securities, Series 2013-CO1, Class M2	6.482	%(c)	10/25/23	3,540	4,156,348
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2	4.782	%(c)	07/25/29	970	1,043,186
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2	4.232	%(c)	10/25/29	1,450	1,517,762
Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M2	3.424	%(c)	01/25/30	680	677,644
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3	4.532	%(c)	10/25/27	2,000	2,236,758
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M2	4.482	%(c)	07/25/29	1,610	1,710,414
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A	1.356	%(c)	01/26/37	3,389	3,322,965
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A	1.356	%(c)	01/26/37	1,670	1,514,510
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A1, 144A	1.356	%(c)	10/26/36	4,419	4,292,768
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A2, 144A	1.356	%(c)	10/26/36	1,400	1,191,187
GSMSC Resecuritization Trust, Series 2015-4R, Class A1, 144A	1.356	%(c)	03/26/37	8,385	8,141,942
GSMSC Resecuritization Trust, Series 2015-4R, Class A2, 144A	1.356	%(c)	03/26/37	2,702	2,315,309
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	3.717	%(c)	07/25/35	215	215,477
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-4, Class A, 144A	3.232	%(c)	05/01/22	13,182	13,095,644
LSTAR Securities Investment Ltd., Series 2017-5, Class A, 144A	3.232	%(c)	05/01/22	12,345	12,263,782
LSTAR Securities Investment Trust (Cayman Islands), Series 2016-3, Class A, 144A	3.232	%(c)	09/01/21	1,834	1,834,726
LSTAR Securities Investment Trust (Cayman Islands), Series 2016-5, Class A1, 144A	3.232	%(c)	11/01/21	1,564	1,562,340
LSTAR Securities Investment Trust, Series 2017-3, Class A1, 144A	3.232	%(c)	04/01/22	3,532	3,539,346
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A2, 144A	2.074	%(c)	07/10/19	3,260	3,261,071
Structured Asset Securities Corp., Series 2003-37A, Class 3A7	3.287	%(c)	12/25/33	924	909,740
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-30, Class 2A1	5.082	%(c)	10/25/33	328	333,372
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-EE, Class 2A1	3.278	%(c)	12/25/34	190	191,941

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $94,676,106)					97,263,259

SOVEREIGN BONDS — 5.6%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.875%		04/22/21		7,175	7,723,887
Argentine Republic Government International Bond (Argentina), Unsec’d. Notes	5.000%		01/15/27	EUR	3,970	4,373,232
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.500%		05/06/21		6,075	6,728,062
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	7.500%		05/06/21		1,300	1,439,750
Gabon Government International Bond (Gabon), Unsec’d. Notes	8.200%		12/12/17		5,125	5,176,250
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	3.000	%(c)	02/24/39	EUR	1,100	924,545
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	3.000	%(c)	02/24/35	EUR	705	613,981
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	3.000	%(c)	02/24/32	EUR	1,355	1,239,671
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	3.000	%(c)	02/24/29	EUR	1,100	1,056,541
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	3.000	%(c)	02/24/31	EUR	1,330	1,231,150
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	3.800%		08/08/17	JPY	1,010,000	9,056,423
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, 144A	4.375%		08/01/22	EUR	3,225	3,783,765
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	2.110%		10/26/17	JPY	100,000	906,189
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21		6,470	7,290,150
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.750%		06/14/28	EUR	775	1,014,003
Indonesia Government International Bond (Indonesia), Sr. Unsec.d Notes	3.375%		07/30/25	EUR	2,975	3,845,940
Ivory Coast Government International Bond (Cote D’lvoire), Sr. Unsec’d. Notes, 144A	5.125%		06/15/25	EUR	2,250	2,715,480
Japan Government Five Year Bond (Japan), Sr. Unsec’d. Notes	0.200%		09/20/17	JPY	515,000	4,673,329
Kingdom of Belgium Government International Bond (Belgium), Unsec’d. Notes	5.000%		04/24/18	GBP	2,165	2,947,710
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates	1.610	%(s)	05/31/18		108	104,035
Portugal Government International Bond (Portugal), Unsec’d. Notes, MTN	5.125%		10/15/24		14,500	14,852,350
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.950%		06/09/21		1,050	1,189,839
Republic of Belarus International Bond (Belarus), Sr. Unsec’d. Notes	8.950%		01/26/18		4,340	4,449,889
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	2.125%		05/19/20		2,500	2,494,020
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	2.125%		05/20/19		1,000	1,002,284
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500%		06/08/22		1,000	1,004,228
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%		03/30/21		1,450	1,545,236

TOTAL SOVEREIGN BONDS (cost $92,102,733)						93,381,939

U.S. TREASURY OBLIGATIONS — 5.0%
U.S. Treasury Bonds(h)(k)(hh)	2.500%		02/15/45		38,760	35,801,527

U.S. Treasury Bonds(h)(hh)	2.500%		05/15/46		4,110	3,781,681
U.S. Treasury Bonds	2.875%		11/15/46		255	253,486
U.S. Treasury Bonds	3.000%		02/15/47		3,100	3,159,579
U.S. Treasury Bonds	3.000%		05/15/47		6,330	6,457,341
U.S. Treasury Notes	0.750%		07/31/18		250	248,760
U.S. Treasury Notes	1.500%		07/15/20		380	379,955
U.S. Treasury Notes	1.875%		07/31/22		6,755	6,768,456
U.S. Treasury Notes	2.125%		07/31/24		7,480	7,489,058
U.S. Treasury Notes(hh)	2.375%		05/15/27		6,215	6,259,425
U.S. Treasury Strips Coupon(k)	2.143	%(s)	11/15/28		1,820	1,371,022
U.S. Treasury Strips Coupon(hh)	2.174	%(s)	05/15/29		4,420	3,275,525
U.S. Treasury Strips Coupon(k)	2.783	%(s)	08/15/29		2,100	1,544,556
U.S. Treasury Strips Coupon	2.878	%(s)	05/15/31		2,100	1,458,922
U.S. Treasury Strips Coupon(k)(hh)	3.042	%(s)	11/15/35		4,200	2,516,220
U.S. Treasury Strips Coupon(hh)	3.202	%(s)	08/15/40		4,200	2,117,657

TOTAL U.S. TREASURY OBLIGATIONS (cost $82,441,148)						82,883,170

				Shares
COMMON STOCK — 0.1%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)*(a) (cost $2,719,465)					66,217	1,827,589

TOTAL LONG-TERM INVESTMENTS (cost $1,428,194,563)						1,457,226,304

SHORT-TERM INVESTMENTS — 15.2%
AFFILIATED MUTUAL FUNDS — 10.8%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)					127,924,419	127,924,419
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $52,535,528; includes $52,480,898 of cash collateral for securities on loan)(b)(w)					52,535,436	52,540,690

TOTAL AFFILIATED MUTUAL FUNDS (cost $180,459,947)						180,465,109

				Principal Amount (000)#
FOREIGN TREASURY OBLIGATIONS — 4.1%
Japan Treasury Bill	0.000	%(ss)	09/19/17	JPY	2,000,000	18,143,462
Japan Treasury Bill	0.000	%(ss)	10/02/17	JPY	3,870,000	35,109,144
Kingdom of Belgium Treasury Bill	0.000	%(ss)	10/12/17	EUR	12,500	14,815,580

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $66,730,241)						68,068,186

OPTIONS PURCHASED* — 0.3%

				Notional Amount (000)#
Call Options — 0.3%
10 Year U.S. Treasury Notes Futures, expiring 08/25/17, Strike Price 125.50					1,557	1,119,094
10 Year U.S. Treasury Notes Futures, expiring 08/25/17, Strike Price 126.50					877	205,547

	Counterparty
10 Year U.S. Treasury Notes Futures, expiring 08/25/17, Strike Price 128.50			1,557	24,328
10 Year U.S. Treasury Notes Futures, expiring 08/25/17, Strike Price 129.50			877	13,703
CDX.NA.HY.28.V1, expiring 09/20/17, Strike Price 108.00	BNP Paribas		82,000	132,675
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.40	Citigroup Global Markets	EUR	2,200	335,756
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 15.00	Goldman Sachs & Co.	EUR	1,000	120,006
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 19.25	Citigroup Global Markets		7,500	175,969
Interest Rate Swaptions,
Receive a fixed rate of 1.38% and pay a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		294,040	48,898
Receive a fixed rate of 1.45% and pay a floating rate based on 3 Month LIBOR, expiring 08/30/17	Barclays Capital Group		36,710	69
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase		265,490	9,543
Receive a fixed rate of 1.95% and pay a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		294,040	1,494,776
Receive a fixed rate of 2.05% and pay a floating rate based on 3 Month LIBOR, expiring 08/30/17	Barclays Capital Group		36,710	120,231
Receive a fixed rate of 2.15% and pay a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase		265,490	409,333

				4,209,928

Put Options — 0.0%
Interest Rate Swaptions,
Pay a fixed rate of 2.00% and receive a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	EUR	4,645	37,085
Pay a fixed rate of 2.07% and receive a floating rate based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	EUR	4,645	34,466
Pay a fixed rate of 2.34% and receive a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	EUR	7,040	7,574
Pay a fixed rate of 2.39% and receive a floating rate based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	EUR	7,040	12,519
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		1,560	46,620
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		16,500	493,096
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		1,560	4,249
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		16,500	44,936

				680,545

TOTAL OPTIONS PURCHASED (cost $6,702,051)				4,890,473

TOTAL SHORT-TERM INVESTMENTS (cost $253,892,239)				253,423,768

TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 102.2% (cost $1,682,086,802)(x)				1,710,650,072

OPTIONS WRITTEN* — (0.1)%
Call Options — (0.1)%
10 Year U.S. Treasury Notes Futures, expiring 08/25/17, Strike Price 127.00			3,114	(389,250)

10 Year U.S. Treasury Notes Futures, expiring 08/25/17, Strike Price 128.00			1,754	(54,812)
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.80	Citigroup Global Markets	EUR	2,200	(144,758)
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 17.00	Goldman Sachs & Co.	EUR	1,000	(44,615)
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 21.25	Citigroup Global Markets		7,500	(60,632)
Interest Rate Swaptions,
Pay a fixed rate of 1.63% and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		294,040	(242,735)
Pay a fixed rate of 1.70% and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		294,040	(385,512)
Pay a fixed rate of 1.75% and receive a floating rate based on 3 Month LIBOR, expiring 08/30/17	Barclays Capital Group		36,710	(4,059)
Pay a fixed rate of 1.80% and receive a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase		265,490	(62,414)
Pay a fixed rate of 1.85% and receive a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase		265,490	(84,022)

				(1,472,809)

Put Options — 0.0%
CDX.NA.HY.28.V1, expiring 08/16/17, Strike Price 101.00	Credit Suisse First Boston Corp.		49,300	(2,672)
CDX.NA.HY.28.V1, expiring 09/20/17, Strike Price 102.00	Credit Suisse First Boston Corp.		55,000	(38,374)
CDX.NA.HY.28.V1, expiring 09/20/17, Strike Price 104.00	BNP Paribas SA		82,000	(111,665)
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.20	Citigroup Global Markets	EUR	2,200	(3,566)
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 14.00	Goldman Sachs & Co.	EUR	1,000	(4,513)
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 17.75	Citigroup Global Markets		7,500	(138,552)
Interest Rate Swaptions,
Receive a fixed rate of 2.14% and pay a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	EUR	7,040	(40,073)
Receive a fixed rate of 2.19% and pay a floating rate based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	EUR	7,040	(42,792)
Receive a fixed rate of 2.20% and pay a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	EUR	4,645	(5,498)
Receive a fixed rate of 2.27% and pay a floating rate based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	EUR	4,645	(7,743)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		1,560	(20,759)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		16,500	(219,570)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		1,560	(8,762)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		16,500	(92,676)

				(737,215)

TOTAL OPTIONS WRITTEN (premiums received $4,484,079)				(2,210,024)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 102.1% (cost $1,677,602,723)	1,708,440,048
Liabilities in excess of other assets(z) — (2.1)%	(34,727,353)

NET ASSETS — 100.0%	$1,673,712,695

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $12,344,209 and 0.7% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $51,184,950; cash collateral of $52,480,898 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2017.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $13,906,686. The aggregate value of $14,742,548 is 0.9% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(p)	Interest rate not available as of July 31, 2017.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(ss)	Represents zero coupon bond.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$1,689,105,310

Appreciation	36,579,247
Depreciation	(15,034,485)

Net Unrealized Appreciation	$21,544,762

The book basis may differ from tax basis due to certain tax-related adjustments.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
500	10 Year Euro-Bund	Sep. 2017	$95,644,955	$95,857,897	$212,942
4,397	10 Year U.S. Treasury Notes	Sep. 2017	553,914,855	553,541,078	(373,777)
1,079	10 Year U.S. Ultra Treasury Notes	Sep. 2017	145,649,338	145,715,578	66,240
387	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	63,563,107	63,661,500	98,393

					3,798

	Short Positions:
351	2 Year U.S. Treasury Notes	Sep. 2017	75,966,126	75,936,656	29,470
34	5 Year Euro-Bobl	Sep. 2017	5,351,426	5,315,292	36,134
2,377	5 Year U.S. Treasury Notes	Sep. 2017	281,412,674	280,838,836	573,838
1,096	20 Year U.S. Treasury Bonds	Sep. 2017	167,774,883	167,653,750	121,133
129	30 Year Euro Buxl	Sep. 2017	24,763,707	24,757,298	6,409
32	Euro-Schatz. DUA Index	Sep. 2017	4,247,835	4,245,378	2,457

					769,441

					$773,239

Securities with a combined market value of $5,279,131 have been segregated with Citigroup Global Markets to cover requirements for open future contracts at July 31, 2017.

Forward foreign currency exchange contracts outstanding at July 31, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real, Expiring 08/02/2017	Citigroup Global Markets	BRL	4,782	$1,435,593	$1,533,445	$97,852
Expiring 08/02/2017	UBS AG	BRL	6,174	1,836,152	1,979,795	143,643
Expiring 08/02/2017	UBS AG	BRL	3,047	918,931	977,057	58,126
Expiring 11/03/2017	Citigroup Global Markets	BRL	6,636	2,071,838	2,093,090	21,252
Expiring 11/03/2017	Citigroup Global Markets	BRL	4,209	1,318,186	1,327,716	9,530
Expiring 11/03/2017	UBS AG	BRL	3,628	1,129,041	1,144,362	15,321
Canadian Dollar, Expiring 10/13/2017	UBS AG	CAD	2,418	1,876,941	1,941,683	64,742
Chilean Peso, Expiring 10/12/2017	Citigroup Global Markets	CLP	795,473	1,211,595	1,222,083	10,488
Expiring 10/12/2017	Citigroup Global Markets	CLP	723,112	1,103,893	1,110,916	7,023
Expiring 10/12/2017	JPMorgan Chase	CLP	897,000	1,376,400	1,378,059	1,659
Czech Koruna, Expiring 10/06/2017	UBS AG	CZK	43,240	1,900,294	1,972,364	72,070
Expiring 10/06/2017	UBS AG	CZK	43,240	1,900,294	1,972,363	72,069
Expiring 10/06/2017	UBS AG	CZK	40,974	1,831,006	1,869,011	38,005
Expiring 10/06/2017	UBS AG	CZK	28,689	1,292,123	1,308,607	16,484
Euro, Expiring 10/27/2017	Goldman Sachs & Co.	EUR	4,227	5,016,250	5,027,867	11,617
Expiring 10/27/2017	UBS AG	EUR	5,630	6,645,100	6,697,210	52,110
Expiring 10/27/2017	UBS AG	EUR	2,850	3,360,028	3,390,292	30,264
Hungarian Forint, Expiring 10/20/2017	Citigroup Global Markets	HUF	968,508	3,658,614	3,784,733	126,119
Expiring 10/20/2017	UBS AG	HUF	968,508	3,656,818	3,784,733	127,915
Indian Rupee, Expiring 08/08/2017	Citigroup Global Markets	INR	201,022	3,104,346	3,129,979	25,633
Expiring 08/08/2017	Citigroup Global Markets	INR	134,015	2,066,531	2,086,652	20,121
Expiring 08/08/2017	UBS AG	INR	201,022	3,099,201	3,129,979	30,778

Indonesian Rupiah, Expiring 08/21/2017	Citigroup Global Markets	IDR	92,843,436	6,936,897	6,951,559	14,662
Expiring 08/21/2017	UBS AG	IDR	12,447,054	931,875	931,961	86
Expiring 10/17/2017	Barclays Capital Group	IDR	32,214,877	2,384,345	2,397,077	12,732
Expiring 10/17/2017	Citigroup Global Markets	IDR	32,214,877	2,373,278	2,397,077	23,799
Mexican Peso, Expiring 08/08/2017	Citigroup Global Markets	MXN	76,388	4,110,066	4,284,605	174,539
Expiring 08/08/2017	Citigroup Global Markets	MXN	34,181	1,843,492	1,917,244	73,752
Expiring 08/08/2017	Goldman Sachs & Co.	MXN	77,545	4,202,276	4,349,523	147,247
Expiring 08/08/2017	UBS AG	MXN	77,545	4,201,274	4,349,523	148,249
Expiring 03/27/2018	Citigroup Global Markets	MXN	61,272	3,080,000	3,315,318	235,318
New Zealand Dollar, Expiring 10/13/2017	Citigroup Global Markets	NZD	427	309,617	320,048	10,431
Norwegian Krone, Expiring 10/20/2017	Citigroup Global Markets	NOK	1,121	139,278	142,863	3,585
Polish Zloty, Expiring 10/20/2017	JPMorgan Chase	PLN	18,008	4,927,966	5,007,967	80,001
Russian Ruble, Expiring 08/25/2017	Citigroup Global Markets	RUB	55,114	923,947	916,861	(7,086)
Expiring 10/06/2017	Barclays Capital Group	RUB	265,292	4,395,716	4,374,973	(20,743)
Expiring 10/06/2017	Citigroup Global Markets	RUB	55,182	922,886	910,011	(12,875)
Singapore Dollar, Expiring 08/11/2017	Goldman Sachs & Co.	SGD	6,223	4,552,614	4,592,498	39,884
Expiring 08/11/2017	UBS AG	SGD	5,111	3,682,205	3,772,281	90,076
South Korean Won, Expiring 08/21/2017	UBS AG	KRW	902,136	809,040	806,289	(2,751)
Swedish Krona, Expiring 10/20/2017	UBS AG	SEK	18,123	2,241,669	2,255,124	13,455
Thai Baht, Expiring 08/11/2017	Citigroup Global Markets	THB	70,581	2,114,600	2,121,214	6,614
Expiring 08/11/2017	Citigroup Global Markets	THB	70,096	2,085,350	2,106,631	21,281
Turkish Lira, Expiring 09/22/2017	UBS AG	TRY	17,751	4,841,130	4,962,199	121,069
Expiring 09/22/2017	UBS AG	TRY	4,053	1,129,989	1,133,041	3,052

				$114,948,685	$117,177,883	$2,229,198

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 10/13/2017	Citigroup Global Markets	AUD	1,232	$934,565	$984,975	$(50,410)
Brazilian Real, Expiring 08/02/2017	Citigroup Global Markets	BRL	6,636	2,104,294	2,127,946	(23,652)
Expiring 08/02/2017	UBS AG	BRL	7,367	2,204,603	2,362,351	(157,748)
British Pound, Expiring 10/27/2017	Citigroup Global Markets	GBP	7,184	9,399,650	9,507,201	(107,551)
Expiring 04/24/2018	Citigroup Global Markets	GBP	2,179	2,852,558	2,900,279	(47,721)
Chilean Peso, Expiring 10/12/2017	Citigroup Global Markets	CLP	1,809,735	2,707,118	2,780,293	(73,175)
Expiring 10/12/2017	Citigroup Global Markets	CLP	615,002	919,012	944,827	(25,815)
Colombian Peso, Expiring 10/12/2017	Citigroup Global Markets	COP	5,410,621	1,730,236	1,796,332	(66,096)
Expiring 10/12/2017	UBS AG	COP	2,471,439	809,040	820,520	(11,480)
Euro, Expiring 10/27/2017	Citigroup Global Markets	EUR	3,100	3,658,127	3,687,445	(29,318)
Expiring 10/27/2017	Goldman Sachs & Co.	EUR	5,578	6,459,970	6,635,456	(175,486)
Expiring 10/27/2017	JPMorgan Chase	EUR	61,454	71,983,527	73,098,950	(1,115,423)
Israeli Shekel, Expiring 10/20/2017	Goldman Sachs & Co.	ILS	6,569	1,848,834	1,850,898	(2,064)
Expiring 10/20/2017	UBS AG	ILS	7,795	2,192,882	2,196,425	(3,543)
Japanese Yen, Expiring 10/02/2017	JPMorgan Chase	JPY	3,870,925	34,564,823	35,215,635	(650,812)
Expiring 10/27/2017	Citigroup Global Markets	JPY	3,217,172	28,945,980	29,303,334	(357,354)
Mexican Peso, Expiring 08/08/2017	Citigroup Global Markets	MXN	129,590	7,099,950	7,268,765	(168,815)
Expiring 08/08/2017	Citigroup Global Markets	MXN	16,779	923,536	941,117	(17,581)
Expiring 08/08/2017	Goldman Sachs & Co.	MXN	16,632	918,076	932,886	(14,810)
New Taiwanese Dollar, Expiring 08/08/2017	UBS AG	TWD	178,899	5,945,967	5,926,979	18,988
Polish Zloty, Expiring 10/20/2017	UBS AG	PLN	4,712	1,292,123	1,310,419	(18,296)
Singapore Dollar, Expiring 08/11/2017	Citigroup Global Markets	SGD	875	631,175	645,527	(14,352)
Expiring 08/11/2017	UBS AG	SGD	18,846	13,671,839	13,909,419	(237,580)
Expiring 08/11/2017	UBS AG	SGD	1,516	1,094,339	1,119,013	(24,674)
Expiring 08/11/2017	UBS AG	SGD	1,270	918,289	937,273	(18,984)
South African Rand, Expiring 09/22/2017	Citigroup Global Markets	ZAR	55,770	4,113,057	4,194,318	(81,261)
Expiring 09/22/2017	Goldman Sachs & Co.	ZAR	55,770	4,086,086	4,194,318	(108,232)
Expiring 09/22/2017	UBS AG	ZAR	12,628	919,367	949,705	(30,338)

South Korean Won, Expiring 08/21/2017	Barclays Capital Group	KRW	1,991,037	1,781,769	1,779,500	2,269
Expiring 08/21/2017	Citigroup Global Markets	KRW	1,038,861	918,289	928,487	(10,198)
Swedish Krona, Expiring 10/20/2017	UBS AG	SEK	564	68,473	70,155	(1,682)
Swiss Franc, Expiring 10/27/2017	Goldman Sachs & Co.	CHF	2,867	2,989,199	2,981,755	7,444
Expiring 10/27/2017	Goldman Sachs & Co.	CHF	1,819	1,932,842	1,891,782	41,060
Expiring 10/27/2017	UBS AG	CHF	3,179	3,360,028	3,306,577	53,451
Expiring 10/27/2017	UBS AG	CHF	2,158	2,241,669	2,244,526	(2,857)
Expiring 10/27/2017	UBS AG	CHF	2,113	2,192,883	2,197,569	(4,686)
Thai Baht, Expiring 08/11/2017	Citigroup Global Markets	THB	76,014	2,199,507	2,284,487	(84,980)
Expiring 08/11/2017	Citigroup Global Markets	THB	64,771	1,893,526	1,946,595	(53,069)
Turkish Lira, Expiring 09/22/2017	Citigroup Global Markets	TRY	3,408	919,011	952,617	(33,606)
Expiring 09/22/2017	UBS AG	TRY	3,405	919,366	951,732	(32,366)

				$236,345,585	$240,078,388	$(3,732,803)

						$(1,503,605)

Cross currency exchange contracts outstanding at July 31, 2017:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
Expiring 04/06/2018	Buy	BRL	3,308	EUR	911	$(72,901)	Citigroup Global Markets
Expiring 04/06/2018	Buy	ZAR	6,875	EUR	432	(16,916)	Goldman Sachs & Co.
Expiring 08/08/2017	Buy	MXN	33,951	EUR	1,629	(24,672)	Goldman Sachs & Co.
Expiring 08/11/2017	Buy	EUR	961	SGD	1,519	17,101	UBS AG
Expiring 10/20/2017	Buy	EUR	1,672	ILS	6,864	54,174	UBS AG
Expiring 10/20/2017	Buy	EUR	1,440	PLN	6,134	6,446	Citigroup Global Markets
Expiring 10/27/2017	Buy	EUR	1,605	CHF	1,775	63,395	Goldman Sachs & Co.
Expiring 10/27/2017	Buy	EUR	1,589	CHF	1,757	62,007	Citigroup Global Markets

						$88,634

Credit default swap agreements outstanding at July 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^:
Ameriquest Home Equity	08/31/17	1.500%	349	$552	$—	$552	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	08/30/17	1.500%	36	46	—	46	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	08/30/17	1.500%	50	65	—	65	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	08/31/17	1.500%	619	978	—	978	Goldman Sachs & Co.

Bear Stearns Asset Backed Securities	08/31/17	1.500%	186	293	—	293	Goldman Sachs & Co.
Chase Mortgage	08/31/17	1.500%	259	407	—	407	Goldman Sachs & Co.
Chase Mortgage	08/31/17	1.500%	651	1,030	—	1,030	Goldman Sachs & Co.
Chase Mortgage	08/31/17	1.500%	733	1,159	—	1,159	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust	08/31/17	1.500%	272	431	—	431	Goldman Sachs & Co.
COMM Mortgage Trust	08/30/17	1.500%	86	111	—	111	Goldman Sachs & Co.
COMM Mortgage Trust	08/30/17	1.500%	52	67	—	67	Goldman Sachs & Co.
COMM Mortgage Trust	08/30/17	1.500%	60	77	—	77	Goldman Sachs & Co.
COMM Mortgage Trust	08/30/17	1.500%	320	413	—	413	Goldman Sachs & Co.
COMM Mortgage Trust	08/30/17	1.500%	139	179	—	179	Goldman Sachs & Co.
COMM Mortgage Trust	08/30/17	1.500%	399	515	—	515	Goldman Sachs & Co.
COMM Mortgage Trust	08/30/17	1.500%	66	85	—	85	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate	08/30/17	1.500%	370	477	—	477	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate	08/30/17	1.500%	88	114	—	114	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	08/02/17	1.500%	121	165	—	165	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	08/02/17	1.500%	287	392	—	392	Goldman Sachs & Co.
First Franklin Home Equity	08/31/17	1.500%	57	10	—	10	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/30/17	1.500%	69	89	—	89	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/30/17	1.500%	72	93	—	93	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/30/17	1.500%	153	197	—	197	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/30/17	1.500%	370	477	—	477	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/30/17	1.500%	49	63	—	63	Goldman Sachs & Co.
GSAMP Home Equity	08/31/17	1.500%	201	315	—	315	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	08/30/17	1.500%	196	253	—	253	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	08/30/17	1.500%	52	67	—	67	Goldman Sachs & Co.
Lehman Home Equity	08/31/17	1.500%	549	868	—	868	Goldman Sachs & Co.
LNR CDO Ltd.	08/11/17	1.500%	1,530	2,229	—	2,229	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/30/17	1.500%	35	45	—	45	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/30/17	1.500%	458	591	—	591	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/30/17	1.500%	65	84	—	84	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/30/17	1.500%	79	102	—	102	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/30/17	1.500%	90	116	—	116	Goldman Sachs & Co.
Morgan Stanley Home Equity	08/31/17	1.500%	133	22	—	22	Goldman Sachs & Co.

New Century Home Equity	08/31/17	1.500%	277	438	—	438	Goldman Sachs & Co.
Nomura Home Equity	08/31/17	1.500%	60	94	—	94	Goldman Sachs & Co.
Option One Home Equity	08/31/17	1.500%	278	440	—	440	Goldman Sachs & Co.
Securitized Asset Backed Receivables Trust	08/31/17	1.500%	87	15	—	15	Goldman Sachs & Co.
UBS-Barclays Commercial Mortgage Trust	08/30/17	1.500%	45	58	—	58	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	08/30/17	1.500%	42	54	—	54	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	08/30/17	1.500%	66	85	—	85	Goldman Sachs & Co.

				$14,361	$—	$14,361

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2017(5)	Value at Trade Date	Value at July 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Anadarko Petroleum Corp.	06/20/21	1.000%	750	0.997%	$(56,542)	$960	$57,502
AT&T, Inc.	06/20/21	1.000%	6,540	0.526%	47,134	123,846	76,712
CIT Group, Inc.	06/20/18	5.000%	2,740	0.116%	175,136	135,244	(39,892)
Eastman Chemical Co.	06/20/21	1.000%	4,860	0.320%	46,753	130,251	83,498
Ford Motor Co.	06/20/21	5.000%	8,000	0.733%	1,391,644	1,316,747	(74,897)

					$1,604,125	$1,707,048	$102,923

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swap on corporate and/or sovereign issues—Buy Protection(1):
Argentina Republic	06/20/18	5.000%	3,970	1.031%	$(162,884)	$(170,257)	$7,373	BNP Paribas SA

OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2):
Arab Republic of Egypt	06/20/19	1.000%	6,150	2.742%	$(188,216)	$(145,933)	$(42,283)	Barclays Capital Group
Kingdom of Saudi Arabia	12/20/21	1.000%	7,700	0.856%	55,695	(156,937)	212,632	Barclays Capital Group
People’s Republic of China	03/20/22	1.000%	5,000	0.617%	90,821	(79,787)	170,608	Deutsche Bank AG
Petroleo Brasileiro SA	06/20/18	1.000%	3,750	0.721%	13,667	(287,531)	301,198	Morgan Stanley
Petroleos Mexicanos	12/20/18	1.000%	8,000	0.646%	48,538	4,232	44,306	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%	9,450	2.346%	(664,589)	(1,224,841)	560,252	BNP Paribas SA
Republic of Indonesia	09/20/20	1.000%	8,000	0.731%	75,114	(322,295)	397,409	Barclays Capital Group
Republic of Indonesia	06/20/21	1.000%	2,100	0.892%	10,927	(83,337)	94,264	JPMorgan Chase
Republic of Italy	09/20/20	1.000%	12,000	1.047%	(3,022)	(63,449)	60,427	JPMorgan Chase

Republic of Panama Government	09/20/20	1.000%	1,700	0.537%	26,203	(43,542)	69,745	Deutsche Bank AG
Republic of Portugal	12/20/20	1.000%	1,800	1.249%	(12,512)	(63,832)	51,320	Goldman Sachs & Co.
Republic of Turkey	09/20/20	1.000%	2,000	1.147%	(6,611)	(148,017)	141,406	Barclays Capital Group
United Mexico States Government	12/20/20	1.000%	7,000	0.662%	86,403	(123,939)	210,342	Goldman Sachs & Co.

					$(467,582)	$(2,739,208)	$2,271,626

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on credit indices—Buy Protection(1):
CDX.NA.IG.28.V1	06/20/22	1.000%	50,000	$(779,965)	$(1,050,933)	$(270,968)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	3,500	$12,463	$44,114	$(31,651)	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%	23,500	83,679	312,157	(228,478)	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%	23,000	81,899	268,547	(186,648)	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%	7,000	24,926	38,819	(13,893)	UBS AG
CMBX.NA.6.AA	05/11/63	1.500%	8,000	28,486	(489,693)	518,179	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%	20,000	71,216	(669,506)	740,722	JPMorgan Chase

				$302,669	$(495,562)	$798,231

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at July 31, 2017:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
2,656	3 Month LIBOR	GBP	1,745	3 Month GBP LIBOR minus 9.50 bps	Hong Kong & Shanghai Bank	06/04/18	$357,345	$—	$357,345
3,310	3 Month JPY LIBOR plus 54.25 bps	JPY	400,000	0.155%	JPMorgan Chase	10/26/17	(318,504)	—	(318,504)

							$38,841	$—	$38,841

Forward rate agreements outstanding at July 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared forward rate agreement:
5,213,100	03/21/18	1.568%	3 Month LIBOR(1)	$—	$(1,562,156)	$(1,562,156)

Inflation Swap Agreements outstanding at July 31, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
GBP	380	07/15/57	3.325%	U.K. Retail Price Index(1)	$—	$(8,274)	$(8,274)
GBP	1,240	07/15/57	3.334%	U.K. Retail Price Index(1)	—	(38,979)	(38,979)
GBP	5,155	07/15/47	3.458%	U.K. Retail Price Index(1)	(169,306)	(88,233)	81,073
GBP	6,770	07/15/37	3.515%	U.K. Retail Price Index(2)	—	88,693	88,693
GBP	4,985	07/15/32	3.513%	U.K. Retail Price Index(2)	—	73,522	73,522
GBP	1,790	07/15/27	3.348%	U.K. Retail Price Index(1)	—	(207)	(207)
GBP	21,070	07/15/22	3.440%	U.K. Retail Price Index(2)	13,256	134,302	121,046

					$(156,050)	$160,824	$316,874

Interest rate swap agreements outstanding at July 31, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	34,680	07/07/22	2.460%	6 Month BBSW(2)	$(1,341)	$62,113	$63,454
AUD	9,720	07/19/27	3.355%	6 Month BBSW(2)	—	1,217	1,217
AUD	3,585	07/19/32	3.130%	6 Month BBSW(2)	(1,851)	11,332	13,183
BRL	17,139	01/04/21	0.000%	1 Day BROIS(2)	—	161,311	161,311
BRL	28,099	01/04/21	0.000%	1 Day BROIS(2)	—	248,816	248,816
BRL	41,616	01/04/21	0.000%	1 Day BROIS(1)	—	(81,097)	(81,097)
BRL	40,640	01/04/21	0.000%	1 Day BROIS(1)	—	(134,003)	(134,003)
BRL	55,620	01/04/21	0.000%	1 Day BROIS(2)	—	684,055	684,055
BRL	27,101	01/04/21	0.000%	1 Day BROIS(2)	—	318,040	318,040
BRL	17,286	01/02/25	0.000%	1 Day BROIS(2)	—	7,022	7,022
BRL	16,970	01/02/25	0.000%	1 Day BROIS(2)	—	62,816	62,816
CAD	70,760	07/26/19	1.605%	3 Month Canadian Bankers Acceptance(2)	6,683	(21,815)	(28,498)
CZK	590,905	07/03/22	0.820%	6 Month PRIBOR(2)	—	(417,231)	(417,231)
CZK	307,115	07/03/27	1.115%	6 Month PRIBOR(1)	—	386,028	386,028
EUR	16,000	08/13/17	0.099%	1 Day EONIA(1)	239	(86,276)	(86,515)
EUR	22,120	07/03/22	0.182%	6 Month EURIBOR(1)	—	99,451	99,451
EUR	3,670	05/11/24	0.396%	6 Month EURIBOR(1)	(11,357)	35,380	46,737
EUR	2,800	02/23/26	0.324%	1 Day EONIA(1)	93	59,908	59,815
EUR	22,560	08/15/26	0.634%	1 Day EONIA(1)	—	22,439	22,439
EUR	61,605	08/15/26	0.655%	1 Day EONIA(1)	(18,455)	(73,007)	(54,552)
EUR	490	05/11/27	0.736%	6 Month EURIBOR(1)	5,932	9,070	3,138
EUR	11,275	07/03/27	0.795%	6 Month EURIBOR(2)	—	(175,546)	(175,546)
EUR	2,860	05/11/30	0.850%	6 Month EURIBOR(1)	105,810	138,306	32,496
EUR	8,250	07/04/42	1.416%	1 Day EONIA(2)	(16,441)	(103,199)	(86,758)
EUR	9,530	07/04/42	1.438%	1 Day EONIA(2)	—	(64,529)	(64,529)
GBP	3,200	02/23/21	0.639%	1 Day SONIA(1)	229	(21,743)	(21,972)
GBP	3,060	07/06/32	1.933%	6 Month GBP LIBOR(2)	—	34,218	34,218
GBP	3,680	07/06/42	1.850%	6 Month GBP LIBOR(1)	—	(34,710)	(34,710)
MXN	89,000	10/15/26	6.445%	28 Day Mexican Interbank Rate(2)	43	(234,215)	(234,258)
MXN	182,400	12/09/26	7.780%	28 Day Mexican Interbank Rate(2)	(91,712)	493,149	584,861
NZD	45,930	12/15/17	2.125%	3 Month New Zealand Bank Bill(2)	138	24,562	24,424

118,130	08/19/17	0.524%	1 Day USOIS(1)	257	243,249	242,992
470,690	09/09/17	0.539%	1 Day USOIS(1)	63,645	1,107,078	1,043,433
114,900	10/21/17	0.590%	1 Day USOIS(1)	254	313,852	313,598
111,480	11/01/17	0.639%	1 Day USOIS(1)	401	271,627	271,226
230,920	11/14/17	0.675%	1 Day USOIS(1)	(20,053)	541,552	561,605
116,245	11/22/17	0.716%	1 Day USOIS(1)	411	244,840	244,429
127,210	01/07/18	1.093%	1 Day USOIS(1)	—	16,876	16,876
346,000	01/26/18	1.124%	3 Month LIBOR(1)	(66,156)	425,914	492,070
906,555	01/31/18	1.278%	1 Day USOIS(1)	—	(27,762)	(27,762)
154,300	02/08/18	0.884%	3 Month LIBOR(1)	500	167,793	167,293
61,940	07/11/18	0.947%	3 Month LIBOR(1)	291	302,019	301,728
42,075	10/07/18	1.253%	1 Day USOIS(1)	—	(17,610)	(17,610)
58,600	11/09/18	1.160%	3 Month LIBOR(1)	(22,226)	254,521	276,747
116,540	11/17/18	1.080%	1 Day USOIS(1)	413	300,049	299,636
175,200	11/18/18	0.911%	1 Day USOIS(1)	(9,360)	753,313	762,673
76,310	11/22/18	1.297%	3 Month LIBOR(1)	325	184,409	184,084
169,980	05/11/19	1.613%	3 Month LIBOR(1)	(223,788)	(293,863)	(70,075)
44,680	06/30/19	1.487%	1 Day USOIS(1)	(10,717)	(75,932)	(65,215)
99,170	06/30/19	1.502%	1 Day USOIS(1)	(67,560)	(195,716)	(128,156)
30,675	04/04/20	— (3)	—(3)	—	(7,454)	(7,454)
74,910	05/11/20	1.763%	3 Month LIBOR(2)	259,524	239,419	(20,105)
263,500	05/15/21	2.202%	3 Month LIBOR(1)	(3,255,762)	(4,565,678)	(1,309,916)
72,470	05/31/21	1.849%	3 Month LIBOR(2)	432	236,770	236,338
79,680	05/31/21	1.948%	3 Month LIBOR(2)	476	568,077	567,601
363,990	05/31/21	1.953%	3 Month LIBOR(2)	435,959	2,662,087	2,226,128
191,000	05/31/21	1.980%	3 Month LIBOR(2)	931	1,598,230	1,597,299
2,570	07/31/21	2.290%	3 Month LIBOR(1)	(42,741)	(48,102)	(5,361)
91,955	08/31/21	2.015%	3 Month LIBOR(2)	755,219	784,322	29,103
5,870	11/22/21	1.792%	3 Month LIBOR(2)	38	(4,026)	(4,064)
127,355	11/30/21	1.762%	3 Month LIBOR(2)	—	(509,238)	(509,238)
15,925	04/04/22	— (4)	—(4)	—	3,166	3,166
38,310	05/11/22	1.982%	3 Month LIBOR(1)	(117,109)	(245,643)	(128,534)
167,900	06/30/22	2.020%	3 Month LIBOR(1)	1,057	(1,119,180)	(1,120,237)
132,145	07/17/22	— (5)	—(5)	8,028	6,690	(1,338)
24,000	04/03/23	2.015%	3 Month LIBOR(1)	387,010	(205,555)	(592,565)
16,300	06/20/23	2.604%	3 Month LIBOR(1)	(423,982)	(597,707)	(173,725)
101,900	09/24/23	2.903%	3 Month LIBOR(1)	(4,887,263)	(6,291,561)	(1,404,298)
51,250	11/15/23	2.209%	3 Month LIBOR(1)	430	(720,227)	(720,657)
160	11/15/23	2.217%	3 Month LIBOR(1)	(181)	(2,324)	(2,143)
124,000	11/15/23	2.230%	3 Month LIBOR(1)	827	(1,902,125)	(1,902,952)
22,745	02/15/24	2.115%	3 Month LIBOR(1)	56,893	(135,644)	(192,537)
25,504	02/15/24	2.151%	3 Month LIBOR(1)	(46,430)	(209,495)	(163,065)
47,110	02/15/24	2.167%	3 Month LIBOR(1)	(362,553)	(434,296)	(71,743)
45,915	02/15/24	2.183%	3 Month LIBOR(1)	(51,776)	(470,901)	(419,125)
44,656	05/11/24	2.139%	3 Month LIBOR(1)	(237,742)	(358,465)	(120,723)
14,520	05/15/24	1.956%	3 Month LIBOR(2)	18,558	(98,934)	(117,492)
98,000	08/15/24	2.559%	3 Month LIBOR(1)	(1,570,311)	(4,110,010)	(2,539,699)
9,895	09/01/24	2.117%	3 Month LIBOR(1)	—	(24,474)	(24,474)
56,550	09/09/24	2.558%	3 Month LIBOR(1)	(904,582)	(2,310,112)	(1,405,530)
4,300	02/23/25	2.232%	3 Month LIBOR(1)	181	(71,300)	(71,481)
44,450	02/25/25	2.208%	3 Month LIBOR(1)	454	(655,401)	(655,855)
9,975	04/28/26	1.809%	3 Month LIBOR(1)	136	251,191	251,055
52,572	02/15/27	1.824%	1 Day USOIS(1)	667,355	456,415	(210,940)
53,535	02/15/27	1.899%	1 Day USOIS(1)	38,163	115,991	77,828
12,575	02/15/27	1.965%	1 Day USOIS(1)	—	(44,674)	(44,674)
23,100	02/15/27	2.068%	1 Day USOIS(1)	(15,258)	(288,516)	(273,258)
11,080	05/08/27	2.309%	3 Month LIBOR(1)	—	(103,762)	(103,762)
20,800	05/11/27	2.305%	3 Month LIBOR(2)	158,260	185,488	27,228

21,875	05/03/32	2.434%	3 Month LIBOR(2)	—	117,312	117,312
4,160	05/11/32	2.465%	3 Month LIBOR(1)	(99,865)	(37,344)	62,521
46,295	02/15/36	2.338%	3 Month LIBOR(2)	(284,412)	(1,138,511)	(854,099)
17,310	05/03/37	2.508%	3 Month LIBOR(1)	—	(71,503)	(71,503)
2,320	05/11/37	2.537%	3 Month LIBOR(1)	(14,755)	(19,963)	(5,208)
8,500	02/15/40	3.192%	3 Month LIBOR(1)	(567,614)	(1,119,859)	(552,245)
14,000	02/15/41	2.647%	3 Month LIBOR(1)	402	(430,457)	(430,859)
5,520	11/15/41	1.869%	3 Month LIBOR(1)	33,885	692,222	658,337
5,900	05/11/42	2.562%	3 Month LIBOR(2)	50,440	44,737	(5,703)
1,300	12/12/42	2.590%	3 Month LIBOR(1)	65,803	(14,954)	(80,757)
13,400	08/21/44	3.190%	3 Month LIBOR(1)	(926,224)	(1,931,784)	(1,005,560)
4,000	07/02/45	2.937%	3 Month LIBOR(1)	222	(331,499)	(331,721)
3,755	09/27/46	1.380%	1 Day USOIS(1)	218	638,502	638,284
3,550	05/11/47	2.570%	3 Month LIBOR(2)	23,900	25,256	1,356
2,410	04/09/48	2.545%	3 Month LIBOR(1)	—	22,907	22,907
2,225	05/08/48	2.627%	3 Month LIBOR(1)	—	(16,687)	(16,687)

				$(11,219,112)	$(16,070,512)	$(4,851,400)

Cash of $10,561,000 and securities with a combined market value of $33,631,285 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at July 31, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR plus 12 bps and receives the floating rate of 6 Month LIBOR.
(4)	The Fund pays the floating rate of 6 Month LIBOR and receives the floating rate of 3 Month LIBOR plus 11.75 bps.
(5)	The Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 28 bps.

Total return swap agreements outstanding at July 31, 2017:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Credit Suisse First Boston Corp.	01/12/41	11,856	Pay variable payments based on 1 Month LIBOR and receive fixed payments based on the IOS.FN30.450.10 Index	$(36,594)	$(36,204)	$(390)
Goldman Sachs & Co.	12/20/17	7,290	Pay variable payments based on 3 Month LIBOR and receive fixed payments based on the iBoxx USD Liquid High Yield Index	34,017	(20,058)	54,075

				$(2,577)	$(56,262)	$53,685

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$4,108,153	$—
Collateralized Loan Obligations	—	258,449,646	5,500,000
Consumer Loans	—	33,771,226	1,304,817
Home Equity Loans	—	83,964,952	—
Other	—	110,226	—
Residential Mortgage-Backed Securities	—	75,281,623	3,500,000
Bank Loans	—	20,191,893	2,025,031
Commercial Mortgage-Backed Securities	—	72,482,401	—
Corporate Bonds	—	544,165,477	—
Municipal Bonds	—	14,331,331	—
Non-Corporate Foreign Agencies	—	62,683,571	—
Residential Mortgage-Backed Securities	—	97,263,259	—
Sovereign Bonds	—	93,381,939	—
U.S. Treasury Obligations	—	82,883,170	—
Common Stock	1,827,589	—	—
Affiliated Mutual Funds	180,465,109	—	—
Foreign Treasury Obligations	—	68,068,186	—
Options Purchased	1,362,672	3,527,801	—
Options Written	(444,062)	(1,765,962)	—
Other Financial Instruments*
Futures Contracts	773,239	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(1,503,605)	—
OTC Cross Currency Exchange Contracts	—	88,634	—
OTC Credit Default Swap Agreements	—	(327,797)	14,361
Centrally Cleared Credit Default Swap Agreements	—	(168,045)	—
OTC Currency Swap Agreements	—	38,841	—
Centrally Cleared Forward Rate Agreements	—	(1,562,156)	—
Centrally Cleared Inflation Swap Agreements		316,874
Centrally Cleared Interest Rate Swap Agreements	—	(4,851,400)	—
OTC Total Return Swap Agreements	—	(2,577)	—

Total	$183,984,547	$1,504,927,661	$12,344,209

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities - Collateralized Loan Obligations	Asset-Backed Securities - Consumer Loans	Asset-Backed Securities - Residential Mortgage-Backed Securities	Bank Loans	Residential Mortgage- Backed Securities	Forward Rate Agreements		Credit Default Swaps
Balance as of 10/31/16	$—	$—	$—	$1,462,445	$15,706,240	$(5,076)		$17,900
Realized gain (loss)	—	—	—	23,610	112,626	—	**	—	**
Change in unrealized appreciation (depreciation)***	—	4,870	—	134,312	152,081	5,076		(3,539)
Purchases/Exchanges/Issuances	5,500,000	1,299,947	3,500,000	—	—	—		—
Sales/Paydowns	—	—	—	(1,469,684)	(15,985,994)	—		—
Accrued discount/premium	—	—	—	—	15,047	—		—
Transfer into Level 3	—	—	—	1,874,348	—	—		—
Transfer out of Level 3	—	—	—	—	—	—		—

Balance as of 07/31/17	$5,500,000	$1,304,817	$3,500,000	$2,025,031	$—	$—		$14,361

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swaps contracts, which are recorded at the unrealized appreciation (depreciation) of the instrument, and OTC swap contracts which are recorded at fair value.
**	The realized gain incurred during the period for other financial instruments was $80,715.
***	Of which, $169,915 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of July 31, 2017	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities - Collateralized Loan Obligations	$2,500,000	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities - Collateralized Loan Obligations	3,000,000	Pricing at Cost	Unadjusted Purchase Price
Asset-Backed Securities - Consumer Loans	1,304,817	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities - Residential Mortgage-Backed Securities	3,500,000	Market Approach	Single Broker Indicative Quote
Bank Loans	2,025,031	Market Approach	Single Broker Indicative Quote
Credit Default Swaps	14,361	Market Approach	Single Broker Indicative Quote

	$12,344,209

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$1,874,348	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

Prudential International Bond Fund

Schedule of Investments

as of July 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 93.7%
ASSET-BACKED SECURITIES — 12.0%
Cayman Islands — 1.9%
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.797	%(c)	07/20/30		250	$250,183
West CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	4.710	%(c)	10/30/23		250	250,081

						500,264

Netherlands — 3.4%
North Westerly CLO BV (Netherlands), Series IV-A, Class A2R, 144A	1.250%		01/15/26	EUR	250	293,958
St. Paul’s CLO VII DAC (Netherlands), Series 7A, Class B2, 144A	2.400%		04/30/30	EUR	500	590,787

						884,745

United Kingdom — 6.0%
Alba PLC (United Kingdom), Series 2007-1, Class B	0.537	%(c)	03/17/39	GBP	90	109,744
Carlyle Global Market Strategies Euro (United Kingdom), Series 14-2A, Class A, 144A	2.250%		08/15/27	EUR	750	888,399
Paragon Mortgages No 12 PLC (United Kingdom), Series 12X, Class B1A	0.795	%(c)	11/15/38	GBP	100	120,441
Paragon Mortgages PLC (United Kingdom), Series 12X, Class B1B	0.151	%(c)	11/15/38	EUR	100	108,122
Paragon Mortgages PLC (United Kingdom), Series 10X, Class B1A	0.829	%(c)	06/15/41	GBP	112	135,987
Ripon (United Kingdom), Series 2017-1A, Class B1, 144A	1.572	%(c)	08/20/56	GBP	100	131,158
RMAC Securities PLC (United Kingdom), Series 2006-NS3X, Class M1C	1.022	%(s)	06/12/44	EUR	71	77,231

						1,571,082

United States — 0.7%
CIM Trust, Series 2017-3, Class A, 144A	3.227	%(c)	01/25/57		93	94,556
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class C, 144A	3.910%		08/16/21		100	100,199

						194,755

TOTAL ASSET-BACKED SECURITIES (cost $2,958,708)						3,150,846

CORPORATE BONDS — 26.9%
Australia — 0.9%
European Investment Bank (Australia), Sr. Unsec’d. Notes, EMTN	0.500%		10/26/23	AUD	160	105,786
Transurban Finance Co. Pty Ltd. (Australia), Sr. Sec’d. Notes, EMTN	2.000%		08/28/25	EUR	100	123,628

						229,414

Austria — 0.9%
Jab Holdings BV (Austria), Gtd. Notes	1.750%		05/25/23	EUR	200	249,351

Brazil — 0.5%
Petrobras Global Finance BV (Brazil), Gtd. Notes	3.750%		01/14/21	EUR	100	124,589

China — 0.9%
State Grid Europe Development PLC (China), Gtd. Notes	1.500%		01/26/22	EUR	200	242,518

France — 1.2%
BNP Paribas SA (France), Sub. Notes, EMTN	2.250%		01/11/27	EUR	100	121,988
TOTAL SA (France), Jr. Sub. Notes, EMTN	3.875	%(c)	12/31/49	EUR	150	192,283

						314,271

Germany — 2.6%
Allianz SE (Germany), Sub. Notes	5.625	%(c)	10/17/42	EUR	200	288,675
Commerzbank AG (Germany), Sub. Notes, EMTN	7.750%		03/16/21	EUR	100	145,434
IHO Verwaltungs GmbH, (Germany), Sr. Sec’d. Notes, PIK	3.750%		09/15/26	EUR	100	123,706
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes	4.000%		01/15/25	EUR	100	125,487

						683,302

Ireland — 0.5%
Smurfit Kappa Acquisitions (Ireland), Gtd. Notes	2.750%		02/01/25	EUR	100	122,612

Italy — 0.5%
Telecom Italia SpA Milano (Italy), Sr. Unsec’d. Notes, EMTN	3.250%		01/16/23	EUR	100	131,954

Luxembourg — 0.5%
B&M European Value Retail SA (Luxembourg), Sr. Sec’d. Notes, 144A, MTN	4.125%		02/01/22	GBP	100	138,024

Mexico — 0.5%
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	5.125%		03/15/23	EUR	100	134,257

Netherlands — 1.6%
Nederlandse Waterschapsbank NV (Netherlands), Sr. Unsec’d. Notes, EMTN	5.200%		03/31/25	CAD	200	185,357
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes	4.000%		01/15/27	EUR	100	124,116
Ziggo Secured Finance BV (Netherlands), Sr. Sec’d. Notes	3.750%		01/15/25	EUR	100	124,151

						433,624

Norway — 0.5%
Silk Bidco AS (Norway), Sr. Sec’d. Notes	7.500%		02/01/22	EUR	100	125,186

Russia — 0.5%
Gazprom Oao Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, EMTN	3.389%		03/20/20	EUR	100	124,283

Spain — 1.0%
Merlin Properties Socimi SA (Spain), Sr. Unsec’d. Notes, EMTN	2.375%		05/23/22	EUR	100	126,333
NH Hotel Group SA (Spain), Sr. Sec’d. Notes	3.750%		10/01/23	EUR	100	125,198

						251,531

United Kingdom — 4.4%
Arrow Global Finance PLC (United Kingdom), Sr. Sec’d. Notes	5.125%		09/15/24	GBP	100	136,888
Barclays PLC (United Kingdom), Sub. Notes, EMTN	2.625	%(c)	11/11/25	EUR	150	184,813
CPUK Finance Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	4.250%		08/28/47	GBP	100	133,471
EI Group PLC (United Kingdom), First Mortgage	6.375%		02/15/22	GBP	100	142,936
FCE Bank PLC (United Kingdom), Sr. Unsec’d. Notes, EMTN	1.615%		05/11/23	EUR	150	182,996
Tesco PLC (United Kingdom), Sr. Unsec’d. Notes, EMTN	5.000%		03/24/23	GBP	80	116,919
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	5.500%		01/15/25	GBP	90	124,903
William Hill PLC (United Kingdom), Gtd. Notes	4.875%		09/07/23	GBP	100	137,515

						1,160,441

United States — 9.9%
Adient Global Holdings Ltd., Gtd. Notes	3.500%	08/15/24	EUR	100	121,783
American International Group, Inc., Sr. Unsec’d. Notes	1.875%	06/21/27	EUR	100	120,001
Ball Corp., Gtd. Notes	4.375%	12/15/23	EUR	100	134,746
Becton, Dickinson and Co., Sr. Unsec’d. Notes	0.368%	06/06/19	EUR	100	119,170
Belden, Inc., Gtd. Notes	4.125%	10/15/26	EUR	100	126,299
Catalent Pharma Solutions, Inc., Gtd. Notes	4.750%	12/15/24	EUR	100	126,667
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.100%	07/15/24	EUR	100	118,182
Hanesbrands Finance Luxembourg SCA, Gtd. Notes	3.500%	06/15/24	EUR	100	124,007
International Game Technology PLC, Sr. Sec’d. Notes	4.750%	02/15/23	EUR	100	128,891
Kraft Heinz Foods Co., Gtd. Notes	2.250%	05/25/28	EUR	100	119,786
LKQ Italia Bondco SpA, Gtd. Notes	3.875%	04/01/24	EUR	100	128,258
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	1.000%	12/02/22	EUR	200	239,901
PVH Corp., Sr. Unsec’d. Notes	3.625%	07/15/24	EUR	100	126,627
Quintiles IMS, Inc., Gtd. Notes	3.500%	10/15/24	EUR	100	123,132
Spectrum Brands, Inc., Gtd. Notes	4.000%	10/01/26	EUR	100	123,788
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	1.400%	01/23/26	EUR	100	118,065
VWR Funding, Inc., Gtd. Notes	4.625%	04/15/22	EUR	100	122,620
Xylem, Inc., Sr. Unsec’d. Notes	2.250%	03/11/23	EUR	100	126,215
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	1.414%	12/13/22	EUR	100	121,386
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.425%	12/13/26	EUR	100	123,966

					2,593,490

TOTAL CORPORATE BONDS (cost $6,283,858)					7,058,847

FOREIGN GOVERNMENT BONDS — 54.8%
Argentina — 0.9%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	3.875%	01/15/22	EUR	100	117,811
Argentine Republic Government International Bond (Argentina), Unsec’d. Notes	5.000%	01/15/27	EUR	100	110,157

					227,968

Australia — 0.1%
Australia Government Bond (Australia), Sr. Unsec’d. Notes	3.000%	03/21/47	AUD	50	36,099

Belgium — 5.4%
Kingdom of Belgium Government Bond (Belgium), Unsec’d. Notes	4.000%	03/28/22	EUR	1,000	1,415,115

Brazil — 1.4%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.875%	04/01/21	EUR	300	369,842

Bulgaria — 1.3%
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes	2.950%	09/03/24	EUR	260	342,478

Canada — 0.8%
Province of British Columbia (Canada), Unsec’d. Notes	7.875%	11/30/23	CAD	200	209,134

Colombia — 1.0%
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes, EMTN	3.875%	03/22/26	EUR	200	268,722

Cyprus — 2.4%
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, EMTN	3.750%		07/26/23	EUR	485	626,291

France — 4.7%
French Republic Government Bond OAT (France), Bonds	3.000%		04/25/22	EUR	900	1,223,375

Greece — 3.2%
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, 144A	4.375%		08/01/22	EUR	60	70,396
Hellenic Republic Government Bond (Greece), Bonds	3.000	%(c)	02/24/26	EUR	45	47,709
Hellenic Republic Government Bond (Greece), Bonds	3.000	%(c)	02/24/25	EUR	85	90,826
Hellenic Republic Government Bond (Greece), Bonds	8.776	%(s)	10/15/42	EUR	1,460	5,444
Hellenic Republic Government Bond (Greece), Bonds	3.000	%(c)	02/24/31	EUR	140	129,595
Hellenic Republic Government Bond (Greece), Bonds	3.000	%(c)	02/24/23	EUR	50	55,481
Hellenic Republic Government Bond (Greece), Bonds	3.000	%(c)	02/24/29	EUR	50	48,025
Hellenic Republic Government Bond (Greece), Bonds	3.000	%(c)	02/24/28	EUR	60	59,954
Hellenic Republic Government Bond (Greece), Bonds	3.000	%(c)	02/24/24	EUR	125	136,095
Hellenic Republic Government Bond (Greece), Bonds	3.000	%(c)	02/24/27	EUR	195	204,137

						847,662

Hungary — 0.5%
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%		06/11/18	EUR	100	124,417

Indonesia — 1.6%
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	2.150%		07/18/24	EUR	140	168,839
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.750%		06/14/28	EUR	200	261,678

						430,517

Ireland — 0.8%
Ireland Government Bond (Ireland), Bonds	2.400%		05/15/30	EUR	150	200,603

Israel — 0.5%
Israel Government International Bond (Israel), Sr. Unsec’d. Notes, EMTN	1.500%		01/18/27	EUR	100	120,037

Italy — 6.4%
Italy Buoni Poliennali del Tesoro (Italy), Bonds, TIPS	1.650%		04/23/20	EUR	130	162,176
Italy Buoni Poliennali del Tesoro (Italy), Bonds	4.500%		03/01/26	EUR	455	651,960
Italy Buoni Poliennali del Tesoro (Italy), Bonds	3.750%		09/01/24	EUR	640	870,004

						1,684,140

Mexico — 1.0%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	2.750%		04/22/23	EUR	200	255,700

Norway — 1.2%
Kommunalbanken A/S (Norway), Sr. Unsec’d. Notes, EMTN	5.320%		03/05/18	NZD	400	305,274

Peru — 1.1%
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	3.750%	03/01/30	EUR	200	276,322

Portugal — 3.1%
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	3.875%	02/15/30	EUR	200	249,840
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	5.650%	02/15/24	EUR	390	564,563

					814,403

Romania — 0.9%
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A, MTN	2.375%	04/19/27	EUR	100	118,379
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN	3.875%	10/29/35	EUR	100	124,151

					242,530

South Korea — 1.5%
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, EMTN	2.000%	04/30/20	EUR	100	124,403
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, EMTN^	4.460%	09/26/19	NZD	200	153,860
Export-import Bank of Korea (South Korea), Sr. Unsec’d. Notes, MTN	3.500%	07/28/21	NZD	150	112,003

					390,266

Spain — 8.3%
Instituto de Credito Oficial (Spain), Gov’t. Gtd. Notes, EMTN	5.000%	03/31/20	CAD	160	136,538
Spain Government Bond (Spain), Sr. Unsec’d. Notes, 144A	4.650%	07/30/25	EUR	870	1,307,770
Spain Government Bond (Spain), Sr. Unsec’d. Notes, 144A	5.850%	01/31/22	EUR	500	742,629

					2,186,937

Turkey — 1.1%
Turkey Government Bond (Turkey), Bonds	9.000%	07/24/24	TRY	90	23,949
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	4.350%	11/12/21	EUR	200	258,067

					282,016

United Kingdom — 5.6%
United Kingdom Gilt (United Kingdom), Bonds(hh)	4.250%	03/07/36	GBP	800	1,472,134

TOTAL FOREIGN GOVERNMENT BONDS (cost $12,879,927)					14,351,982

TOTAL LONG-TERM INVESTMENTS (cost $22,122,493)					24,561,675

SHORT-TERM INVESTMENTS — 8.7%

		Shares
AFFILIATED MUTUAL FUND — 8.6%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $2,240,989)			2,240,989	2,240,989

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.1%
Call Options — 0.1%
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.40	Citigroup Global Markets	EUR	100	15,261
Currency Option Euro vs South African Rand, expiring 11/28/17, Strike Price 22.00	BNP Paribas	EUR	400	391
Currency Option Euro vs Turkish Lira, expiring 02/26/18, Strike Price 6.00	BNP Paribas	EUR	500	1,315
Currency Option United States Dollar vs Brazilian Real
expiring 02/26/18, Strike Price 5.50	BNP Paribas		1,000	519
expiring 09/27/17, Strike Price 4.75	Morgan Stanley		750	9
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 19.25	Citigroup Global Markets		300	7,039
iTraxx.XO.27.V1, expiring 08/16/17, Strike Price 225.00	Citigroup Global Markets	EUR	3,000	2,437

				26,971

Put Options — 0.0%
Currency Option Australian Dollar vs Japanese Yen, expiring 10/05/17, Strike Price 60.00	BNP Paribas	AUD	3,000	17
Interest Rate Swap Options,
Pay a fixed rate of 2.35% and receive a floating rate based on 6 Month EURIBOR, expiring 09/15/17	Citigroup Global Markets	EUR	240	343
Pay a fixed rate of 2.01% and receive a floating rate based on 6 Month EURIBOR, expiring 09/15/17	Citigroup Global Markets	EUR	160	1,356
iTraxx.XO.27.V1
expiring 08/16/17, Strike Price 300.00	Citigroup Global Markets	EUR	3,000	543
expiring 09/20/17, Strike Price 425.00	Citigroup Global Markets	EUR	3,000	873

				3,132

TOTAL OPTIONS PURCHASED (cost $50,272)				30,103

TOTAL SHORT-TERM INVESTMENTS (cost $2,291,261)				2,271,092

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 102.4% (cost $24,413,754)(e)				26,832,767

OPTIONS WRITTEN* — (0.3)%
Call Options — (0.2)%
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.80	Citigroup Global Markets	EUR	100	(6,580)
Currency Option Euro vs South African Rand, expiring 09/26/18, Strike Price 22.00	BNP Paribas	EUR	400	(7,456)
Currency Option Euro vs Turkish Lira, expiring 04/26/19, Strike Price 6.00	BNP Paribas	EUR	500	(18,635)
Currency Option United States Dollar vs Brazilian Real expiring 09/26/18, Strike Price 4.75	Morgan Stanley		750	(5,522)

expiring 02/26/18, Strike Price 5.50	Hong Kong & Shanghai Bank		500	(260)
expiring 04/26/19, Strike Price 5.00	Hong Kong & Shanghai Bank		500	(6,818)
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 21.25	Citigroup Global Markets		300	(2,425)
iTraxx.XO.27.V1, expiring 08/16/17, Strike Price 237.50	Citigroup Global Markets	EUR	3,000	(11,565)

				(59,261)

Put Options — (0.1)%
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.20	Citigroup Global Markets	EUR	100	(162)
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 17.75	Citigroup Global Markets		300	(5,542)
Interest Rate Swap Options,
Receive a fixed rate of 2.15% and pay a floating rate based on 6 Month EURIBOR, expiring 09/15/17	Citigroup Global Markets	EUR	240	(1,461)
Receive a fixed rate of 2.21% and pay a floating rate based on 6 Month EURIBOR, expiring 09/15/17	Citigroup Global Markets	EUR	160	(254)
iTraxx.XO.27.V1
expiring 08/16/17, Strike Price 350.00	Citigroup Global Markets	EUR	3,000	(290)
expiring 12/20/17, Strike Price 425.00	Citigroup Global Markets	EUR	3,000	(5,145)

				(12,854)

TOTAL OPTIONS WRITTEN (premiums received $89,920)				(72,115)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 102.1% (cost $24,323,834)				26,760,652
Liabilities in excess of other assets(z) — (2.1)%				(560,328)

NET ASSETS — 100.0%				$26,200,324

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $153,860 and 0.6% of net assets.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2017.
(e)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$24,413,754

Appreciation	2,448,614
Depreciation	(29,601)

Net Unrealized Appreciation	$2,419,013

The book basis may differ from tax basis due to certain tax-related adjustments.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
1	2 Year U.S. Treasury Notes	Sep. 2017	$216,250	$216,344	$94
7	10 Year Australian Treasury Bonds	Sep. 2017	5,687,699	5,682,632	(5,067)
2	10 Year Canadian Government Bonds	Sep. 2017	226,990	220,237	(6,753)
2	10 Year Japanese Bonds	Sep. 2017	2,729,920	2,724,114	(5,806)
1	10 Year U.K. Gilt	Sep. 2017	168,593	166,271	(2,322)
4	30 Year Euro Buxl	Sep. 2017	780,879	767,668	(13,211)
4	Euro-BTP Italian Government Bond	Sep. 2017	643,843	645,121	1,278
11	Euro-OAT	Sep. 2017	1,930,760	1,937,377	6,617

					(25,170)

	Short Positions:
11	5 Year Euro-Bobl	Sep. 2017	1,732,025	1,719,654	12,371
9	10 Year Euro-Bund	Sep. 2017	1,748,467	1,725,442	23,025
5	10 Year U.S. Treasury Notes	Sep. 2017	629,703	629,453	250
101	Euro Schatz DUA Index	Sep. 2017	13,408,439	13,399,472	8,967

					44,613

					$19,443

Cash and foreign currency of $180,603 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at July 31, 2017.

Forward foreign currency exchange contracts outstanding at July 31, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso, Expiring 08/02/17	Citigroup Global Markets	ARS	827	$52,011	$46,836	$(5,175)
Expiring 08/10/17	Citigroup Global Markets	ARS	447	27,654	25,142	(2,512)
Expiring 08/17/17	Citigroup Global Markets	ARS	649	39,134	36,354	(2,780)
Expiring 09/25/17	Citigroup Global Markets	ARS	2,616	153,493	143,208	(10,285)
Australian Dollar, Expiring 10/13/17	Bank of America	AUD	464	358,376	371,007	12,631
Expiring 10/13/17	Citigroup Global Markets	AUD	37	29,000	29,269	269
Expiring 10/13/17	JPMorgan Chase	AUD	44	35,030	35,354	324
Expiring 10/13/17	UBS AG	AUD	31	24,000	24,562	562
Expiring 10/31/17	Morgan Stanley	AUD	33	26,265	26,314	49
Brazilian Real, Expiring 08/02/17	Citigroup Global Markets	BRL	276	82,717	88,317	5,600
Expiring 08/02/17	UBS AG	BRL	109	33,018	35,091	2,073
Expiring 08/02/17	UBS AG	BRL	222	66,013	71,146	5,133
Expiring 10/31/17	Citigroup Global Markets	BRL	29	9,000	9,131	131
Expiring 11/03/17	Citigroup Global Markets	BRL	148	46,346	46,681	335

Brazilian Real, Expiring 11/03/17	Citigroup Global Markets	BRL	344	109,797	110,184	387
Expiring 11/03/17	UBS AG	BRL	127	39,619	40,156	537
Expiring 07/31/18	UBS AG	BRL	220	65,859	66,719	860
Canadian Dollar, Expiring 10/13/17	Goldman Sachs & Co.	CAD	239	188,126	192,044	3,918
Expiring 10/13/17	UBS AG	CAD	28	22,298	22,365	67
Expiring 10/13/17	UBS AG	CAD	64	51,000	51,331	331
Chilean Peso, Expiring 10/12/17	Citigroup Global Markets	CLP	25,886	39,517	39,768	251
Expiring 10/12/17	Citigroup Global Markets	CLP	60,709	92,466	93,267	801
Czech Koruna, Expiring 10/06/17	UBS AG	CZK	290	13,080	13,238	158
Expiring 10/06/17	UBS AG	CZK	1,131	50,959	51,609	650
Expiring 10/06/17	UBS AG	CZK	1,466	65,507	66,867	1,360
Expiring 10/06/17	UBS AG	CZK	2,192	96,313	99,966	3,653
Expiring 10/06/17	UBS AG	CZK	2,192	96,313	99,966	3,653
Euro, Expiring 10/20/17	JPMorgan Chase	EUR	290	335,918	345,059	9,141
Expiring 10/27/17	Goldman Sachs & Co.	EUR	111	131,286	131,589	303
Expiring 10/27/17	Goldman Sachs & Co.	EUR	352	411,893	418,517	6,624
Expiring 10/27/17	UBS AG	EUR	19	23,000	23,180	180
Expiring 10/27/17	UBS AG	EUR	56	65,504	66,093	589
Expiring 10/27/17	UBS AG	EUR	140	165,400	166,695	1,295
Expiring 10/31/17	Citigroup Global Markets	EUR	14	16,432	16,650	218
Expiring 10/31/17	UBS AG	EUR	9	11,000	11,164	164
Hungarian Forint, Expiring 10/20/17	Citigroup Global Markets	HUF	41,316	156,074	161,454	5,380
Expiring 10/20/17	UBS AG	HUF	41,316	155,997	161,454	5,457
Indian Rupee, Expiring 08/08/17	Citigroup Global Markets	INR	834	13,000	12,991	(9)
Expiring 08/08/17	Citigroup Global Markets	INR	9,970	153,737	155,233	1,496
Expiring 08/08/17	Citigroup Global Markets	INR	14,955	230,943	232,849	1,906
Expiring 08/08/17	UBS AG	INR	14,955	230,560	232,849	2,289
Indonesian Rupiah, Expiring 08/21/17	Citigroup Global Markets	IDR	187,152	14,000	14,013	13
Expiring 08/21/17	UBS AG	IDR	528,937	39,600	39,603	3
Expiring 10/17/17	Barclays Capital Group	IDR	1,546,997	114,499	115,110	611
Expiring 10/17/17	Citigroup Global Markets	IDR	1,546,997	113,968	115,110	1,142
Japanese Yen, Expiring 10/27/17	Bank of America	JPY	34,594	310,170	315,096	4,926
Expiring 10/27/17	JPMorgan Chase	JPY	59,571	534,783	542,595	7,812
Mexican Peso, Expiring 08/08/17	Citigroup Global Markets	MXN	1,217	65,637	68,263	2,626
Expiring 08/08/17	Citigroup Global Markets	MXN	3,367	181,145	188,836	7,691

Mexican Peso, Expiring 08/08/17	Goldman Sachs & Co.	MXN	3,418	185,208	191,697	6,489
Expiring 08/08/17	UBS AG	MXN	3,418	185,164	191,697	6,533
Expiring 03/27/18	Citigroup Global Markets	MXN	2,387	120,000	129,147	9,147
New Taiwanese Dollar, Expiring 08/08/17	UBS AG	TWD	2,160	72,000	71,567	(433)
New Zealand Dollar, Expiring 10/13/17	Citigroup Global Markets	NZD	54	40,000	40,821	821
Norwegian Krone, Expiring 10/20/17	Citigroup Global Markets	NOK	388	48,131	49,370	1,239
Peruvian Nuevo Sol, Expiring 10/24/17	Citigroup Global Markets	PEN	126	38,550	38,609	59
Expiring 10/24/17	UBS AG	PEN	211	64,677	64,706	29
Philippine Peso, Expiring 10/12/17	Citigroup Global Markets	PHP	768	15,000	15,164	164
Expiring 10/12/17	Citigroup Global Markets	PHP	1,334	26,000	26,345	345
Expiring 10/12/17	Citigroup Global Markets	PHP	4,681	91,700	92,483	783
Polish Zloty, Expiring 10/20/17	JPMorgan Chase	PLN	941	257,618	261,800	4,182
Russian Ruble, Expiring 08/25/17	Citigroup Global Markets	RUB	1,979	33,176	32,922	(254)
Expiring 10/06/17	Barclays Capital Group	RUB	10,764	178,346	177,503	(843)
Expiring 10/06/17	Citigroup Global Markets	RUB	1,974	33,018	32,557	(461)
Singapore Dollar, Expiring 08/11/17	Goldman Sachs & Co.	SGD	192	140,646	141,878	1,232
Expiring 08/11/17	UBS AG	SGD	184	132,472	135,713	3,241
South African Rand, Expiring 10/31/17	Citigroup Global Markets	ZAR	83	6,287	6,192	(95)
South Korean Won, Expiring 08/21/17	Citigroup Global Markets	KRW	73,795	66,000	65,954	(46)
Expiring 08/21/17	Citigroup Global Markets	KRW	78,183	70,000	69,877	(123)
Expiring 08/21/17	UBS AG	KRW	23,249	20,850	20,779	(71)
Swedish Krona, Expiring 10/20/17	UBS AG	SEK	637	78,816	79,289	473
Expiring 10/20/17	UBS AG	SEK	639	77,658	79,566	1,908
Thai Baht, Expiring 08/11/17	Citigroup Global Markets	THB	3,171	94,350	95,313	963
Expiring 08/11/17	Citigroup Global Markets	THB	3,204	96,000	96,300	300
Turkish Lira, Expiring 09/22/17	UBS AG	TRY	142	39,643	39,750	107
Expiring 09/22/17	UBS AG	TRY	855	233,268	239,099	5,831
Expiring 10/31/17	Citigroup Global Markets	TRY	15	4,255	4,269	14

				$7,836,290	$7,960,662	$124,372

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Pesos, Expiring 08/10/17	Citigroup Global Markets	ARS	465	$26,170	$26,171	$(1)
Expiring 08/17/17	Citigroup Global Markets	ARS	701	39,250	39,271	(21)
Australian Dollar, Expiring 10/13/17	Citigroup Global Markets	AUD	751	569,153	599,851	(30,698)
Brazilian Real, Expiring 08/02/17	Citigroup Global Markets	BRL	344	109,006	110,183	(1,177)
Expiring 08/02/17	UBS AG	BRL	263	78,771	84,371	(5,600)
Expiring 09/28/18	Morgan Stanley	BRL	314	90,000	94,372	(4,372)
Expiring 04/30/19	Hong Kong & Shanghai Bank	BRL	211	58,000	61,364	(3,364)
British Pound, Expiring 10/27/17	Citigroup Global Markets	GBP	2,209	2,890,004	2,923,053	(33,049)
Expiring 10/27/17	UBS AG	GBP	29	38,000	38,609	(609)
Expiring 10/27/17	UBS AG	GBP	10	13,629	13,642	(13)
Canadian Dollar, Expiring 10/13/17	UBS AG	CAD	883	685,246	708,882	(23,636)
Expiring 10/13/17	UBS AG	CAD	33	26,000	26,370	(370)
Chilean Peso, Expiring 10/12/17	Citigroup Global Markets	CLP	163,124	244,012	250,607	(6,595)
Expiring 10/12/17	Citigroup Global Markets	CLP	21,900	32,725	33,644	(919)
Colombian Peso, Expiring 10/12/17	Barclays Capital Group	COP	108,150	35,000	35,906	(906)
Expiring 10/12/17	Citigroup Global Markets	COP	143,262	45,813	47,563	(1,750)
Expiring 10/12/17	UBS AG	COP	63,692	20,850	21,146	(296)
Euro, Expiring 10/27/17	Bank of America	EUR	8,881	10,400,070	10,563,328	(163,258)
Expiring 10/27/17	Bank of America	EUR	8,881	10,400,603	10,563,329	(162,726)
Expiring 10/27/17	Citigroup Global Markets	EUR	20	23,601	23,790	(189)
Expiring 10/27/17	Goldman Sachs & Co.	EUR	15	17,529	17,842	(313)
Expiring 10/27/17	UBS AG	EUR	37	43,532	43,720	(188)
Expiring 10/31/17	JPMorgan Chase	EUR	9	11,000	11,160	(160)
Indian Rupee, Expiring 08/08/17	UBS AG	INR	5,180	80,000	80,648	(648)
Indonesian Rupiah, Expiring 08/21/17	Citigroup Global Markets	IDR	462,253	34,538	34,611	(73)
Israeli Shekel, Expiring 10/20/17	Goldman Sachs & Co.	ILS	267	75,228	75,312	(84)
Expiring 10/20/17	UBS AG	ILS	194	54,582	54,670	(88)
Japanese Yen, Expiring 10/27/17	Citigroup Global Markets	JPY	101,257	911,045	922,293	(11,248)
Expiring 10/27/17	UBS AG	JPY	2,779	25,000	25,313	(313)
Expiring 12/29/17	Citigroup Global Markets	JPY	4,863	43,808	44,304	(496)
Mexican Peso, Expiring 08/08/17	Citigroup Global Markets	MXN	6,186	338,900	346,956	(8,056)

Expiring 08/08/17	Citigroup Global Markets	MXN	598	32,898	33,524	(626)
Expiring 08/08/17	Goldman Sachs & Co.	MXN	598	33,006	33,538	(532)
New Taiwanese Dollar, Expiring 08/08/17	UBS AG	TWD	12,444	413,579	412,258	1,321
New Zealand Dollar, Expiring 10/13/17	Citigroup Global Markets	NZD	823	596,793	616,904	(20,111)
Philippine Peso, Expiring 10/12/17	Citigroup Global Markets	PHP	4,721	93,000	93,271	(271)
Expiring 10/12/17	Citigroup Global Markets	PHP	4,129	81,000	81,564	(564)
Expiring 10/12/17	Citigroup Global Markets	PHP	1,276	25,000	25,211	(211)
Polish Zloty, Expiring 10/20/17	UBS AG	PLN	186	50,959	51,681	(722)
Expiring 10/20/17	UBS AG	PLN	48	13,080	13,297	(217)
Singapore Dollar, Expiring 08/11/17	Citigroup Global Markets	SGD	50	36,175	36,997	(822)
Expiring 08/11/17	UBS AG	SGD	564	409,479	416,595	(7,116)
Expiring 08/11/17	UBS AG	SGD	54	38,896	39,773	(877)
Expiring 08/11/17	UBS AG	SGD	46	33,123	33,808	(685)
South African Rand, Expiring 09/22/17	Citigroup Global Markets	ZAR	1,428	105,330	107,410	(2,080)
Expiring 09/22/17	Citigroup Global Markets	ZAR	368	27,000	27,664	(664)
Expiring 09/22/17	Goldman Sachs & Co.	ZAR	1,428	104,638	107,409	(2,771)
Expiring 09/22/17	UBS AG	ZAR	450	32,752	33,833	(1,081)
South Korean Won, Expiring 08/21/17	Barclays Capital Group	KRW	112,567	100,736	100,607	129
Expiring 08/21/17	Citigroup Global Markets	KRW	37,472	33,123	33,491	(368)
Swiss Franc, Expiring 10/27/17	Goldman Sachs & Co.	CHF	262	278,261	272,351	5,910
Expiring 10/27/17	Goldman Sachs & Co.	CHF	101	104,871	104,611	260
Expiring 10/27/17	UBS AG	CHF	76	78,815	78,916	(101)
Expiring 10/27/17	UBS AG	CHF	62	65,504	64,462	1,042
Expiring 10/27/17	UBS AG	CHF	53	54,582	54,699	(117)
Expiring 10/27/17	UBS AG	CHF	16	17,000	17,036	(36)
Thai Baht, Expiring 08/11/17	Citigroup Global Markets	THB	3,712	108,525	111,567	(3,042)
Expiring 08/11/17	Citigroup Global Markets	THB	2,351	69,000	70,657	(1,657)
Expiring 08/11/17	Citigroup Global Markets	THB	311	8,998	9,346	(348)
Turkish Lira, Expiring 09/22/17	Citigroup Global Markets	TRY	126	34,000	35,110	(1,110)
Expiring 09/22/17	Citigroup Global Markets	TRY	121	32,725	33,921	(1,196)
Expiring 09/22/17	UBS AG	TRY	121	32,752	33,905	(1,153)
Expiring 10/31/17	UBS AG	TRY	40	11,000	11,132	(132)

				$30,617,665	$31,118,829	$(501,164)

						$(376,792)

Cross currency exchange contracts outstanding at July 31, 2017:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
08/08/2017	Buy	MXN	1,215	EUR	58	$(884)	Goldman Sachs & Co.
08/11/2017	Buy	EUR	34	SGD	54	608	UBS AG
10/20/2017	Buy	EUR	60	ILS	246	1,937	UBS AG
10/20/2017	Buy	EUR	57	PLN	242	254	Citigroup Global Markets
10/27/2017	Buy	EUR	57	CHF	64	2,268	Goldman Sachs & Co.
10/27/2017	Buy	EUR	57	CHF	64	2,207	Citigroup Global Markets
04/06/2018	Buy	BRL	149	EUR	41	(3,287)	Citigroup Global Markets
04/27/2018	Buy	AUD	157	JPY	12,824	7,218	BNP Paribas
04/27/2018	Buy	JPY	16,602	AUD	190	1,227	BNP Paribas
09/28/2018	Buy	EUR	50	ZAR	784	4,762	BNP Paribas
04/30/2019	Buy	EUR	107	TRY	520	5,879	BNP Paribas

						$22,189

Credit default swap agreements outstanding at July 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Buy Protection(1):
Republic of Argentina	06/20/18	5.000%	100	1.031%	$(4,103)	$(4,289)	$186	BNP Paribas
Republic of Korea	06/20/18	1.000%	1,000	0.205%	(8,250)	(8,383)	133	Barclays Capital Group
Republic of Venezuela	06/20/22	1.000%	65	56.142%	43,335	41,282	2,053	Citigroup Global Markets

					$30,982	$28,610	$2,372

OTC credit default swaps on corporate and/or sovereign Issues —Sell Protection(2):
Federation of Russia	12/20/26	1.000%	100	2.360%	$(10,431)	$(10,974)	$543	Barclays Capital Group
Republic of Egypt	06/20/19	1.000%	65	2.742%	(1,989)	(1,542)	(447)	Barclays Capital Group
Republic of Hungary	06/20/22	1.000%	450	1.061%	(759)	(2,888)	2,129	Citigroup Global Markets
Republic of Ireland	06/20/27	1.000%	100	0.569%	3,900	2,524	1,376	Morgan Stanley
Republic of Korea	06/20/22	1.000%	500	0.575%	10,485	9,981	504	Barclays Capital Group

					$1,206	$(2,899)	$4,105

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on credit indices—Sell Protection(2):
CDX.EM.27.V1	06/20/22	1.000%	1,700	$(92,140)	$(66,417)	$25,723

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CDX.EM.27.V1	06/20/22	1.000%	500	$(19,675)	$(21,606)	$1,931	Citigroup Global Markets

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation Swap Agreements outstanding at July 31, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
GBP	335	07/15/22	3.440%	U.K. Retail Price Index(2)	$1,191	$2,135	$944
GBP	75	07/15/27	3.348%	U.K. Retail Price Index(1)	—	(68)	(68)
GBP	55	07/15/32	3.513%	U.K. Retail Price Index(2)	—	811	811
GBP	75	07/15/37	3.515%	U.K. Retail Price Index(2)	—	983	983
GBP	45	07/15/47	3.458%	U.K. Retail Price Index(1)	(2,292)	(770)	1,522
GBP	10	07/15/57	3.325%	U.K. Retail Price Index(1)	—	(218)	(218)
GBP	10	07/15/57	3.334%	U.K. Retail Price Index(1)	—	(314)	(314)

					$(1,101)	$2,559	$3,660

Interest rate swap agreements outstanding at July 31, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	150	05/09/32	3.140%		6 Month BBSW(2)	$(4)	$875	$879
AUD	165	07/19/32	3.130%		6 Month BBSW(2)	(5)	435	440
BRL	925	01/02/23	0.000%		1 Day BROIS(2)	—	13,154	13,154
BRL	756	01/02/23	0.000%		1 Day BROIS(2)	—	9,739	9,739
CAD	3,500	12/22/18	1.178%		3 Month Canadian Bankers Acceptance(2)	—	(11,659)	(11,659)
CAD	930	05/08/19	1.032%		3 Month Canadian Bankers Acceptance(2)	(2)	(6,779)	(6,777)
CAD	195	06/20/19	1.265%		3 Month Canadian Bankers Acceptance(2)	(1)	(854)	(853)
CAD	2,190	07/26/19	1.605%		3 Month Canadian Bankers Acceptance(2)	(692)	(666)	26
CAD	330	04/05/22	1.445%		3 Month Canadian Bankers Acceptance(1)	3	5,449	5,446
CAD	550	05/08/22	1.367%		3 Month Canadian Bankers Acceptance(1)	5	11,211	11,206
CAD	110	05/30/37	2.240%		3 Month Canadian Bankers Acceptance(2)	(82)	(6,417)	(6,335)
CAD	150	05/30/47	2.240%		3 Month Canadian Bankers Acceptance(2)	(8,007)	(10,813)	(2,806)
CHF	440	06/03/27	0.750%		6 Month CHF LIBOR(1)	—	3,193	3,193
CHF	240	07/14/27	0.763%		6 Month CHF LIBOR(2)	—	(921)	(921)
CHF	240	07/14/32	1.108%		6 Month CHF LIBOR(1)	—	961	961
EUR	490	08/15/26	0.504%		1 Day EONIA(1)	—	7,261	7,261
EUR	320	08/15/26	0.655%		1 Day EONIA(1)	(664)	(379)	285
EUR	425	06/03/27	1.655%		6 Month EURIBOR(2)	—	(2,782)	(2,782)
EUR	1,225	06/28/32	0.785%		6 Month EURIBOR(2)	(82,828)	(111,730)	(28,902)
EUR	135	07/04/42	1.416%		1 Day EONIA(2)	—	(1,689)	(1,689)
EUR	110	05/11/47	1.450%		6 Month EURIBOR(2)	(4,554)	(4,744)	(190)
GBP	265	02/26/32	—(	3)	—(3)	—	204	204
GBP	320	02/27/32	1.374%		6 Month GBP LIBOR(2)	(1,845)	(5,517)	(3,672)
GBP	75	05/08/32	1.323%		6 Month GBP LIBOR(2)	(2,493)	(2,224)	269
GBP	165	12/13/46	1.615%		6 Month GBP LIBOR(1)	(8,280)	(1,800)	6,480
HKD	3,625	05/12/27	2.474%		3 Month HIBOR(1)	—	(796)	(796)
HUF	95,000	01/12/27	4.150%		6 Month BUBOR(2)	—	7,441	7,441
JPY	180,000	12/22/36	0.641%		6 Month JPY LIBOR(2)	—	(6,694)	(6,694)
JPY	18,500	02/28/37	0.681%		6 Month JPY LIBOR(2)	—	758	758
JPY	95,000	07/26/37	0.676%		6 Month JPY LIBOR(2)	—	(2)	(2)
JPY	45,000	12/22/41	0.732%		6 Month JPY LIBOR(2)	—	(5,807)	(5,807)
JPY	6,200	04/07/42	0.803%		6 Month JPY LIBOR(2)	—	157	157
MXN	4,685	12/09/26	7.780%		28 Day Mexican Interbank Rate(2)	(1,031)	12,934	13,965
NZD	600	01/10/27	3.420%		3 Month New Zealand Bank Bill(2)	—	6,891	6,891
PLN	700	06/13/22	2.220%		6 Month WIBOR(2)	57	(1,578)	(1,635)
PLN	1,000	01/10/27	3.030%		6 Month WIBOR(2)	—	8,109	8,109
SEK	2,500	12/30/26	1.106%		3 Month STIBOR(2)	—	(1,487)	(1,487)
	215	06/30/19	1.502%		1 Day USOIS(1)	(311)	(424)	(113)
	460	05/16/27	2.664%		3 Month LIBOR(2)	—	1,163	1,163
ZAR	2,035	06/30/27	8.015%		3 Month JIBAR(2)	(13)	1,888	1,901

						$(110,747)	$(93,939)	$16,808

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
ILS	1,600	07/13/20	0.405%	3 Month TELBOR(1)	$(1,137)	$—	$(1,137)	Citigroup Global Markets
ILS	1,150	01/12/27	1.975%	3 Month TELBOR(2)	12,121	—	12,121	Citigroup Global Markets
KRW	850,000	01/06/27	1.800%	3 Month KWCDC(2)	(6,355)	(19)	(6,336)	Citigroup Global Markets

					$4,629	$(19)	$4,648

Cash of $278,000 and a security with a market value of $515,247 have been have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared credit default and interest rate swap contracts at July 31, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month GBP LIBOR plus 3.1 bps and receives the floating rate of 6 Month GBP LIBOR.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$500,264	$—
Netherlands	—	884,745	—
United Kingdom	—	1,571,082	—
United States	—	194,755	—
Corporate Bonds	—	7,058,847	—
Foreign Government Bonds
Argentina	—	227,968	—
Australia	—	36,099	—
Belgium	—	1,415,115	—
Brazil	—	369,842	—
Bulgaria	—	342,478	—
Canada	—	209,134	—
Colombia	—	268,722	—
Cyprus	—	626,291	—
France	—	1,223,375	—
Greece	—	847,662	—
Hungary	—	124,417	—
Indonesia	—	430,517	—
Ireland	—	200,603	—
Israel	—	120,037	—
Italy	—	1,684,140	—
Mexico	—	255,700	—
Norway	—	305,274	—
Peru	—	276,322	—
Portugal	—	814,403	—
Romania	—	242,530	—
South Korea	—	236,406	153,860
Spain	—	2,186,937	—
Turkey	—	282,016	—
United Kingdom	—	1,472,134	—
Affiliated Mutual Fund	2,240,989	—	—
Options Purchased	—	30,103	—
Options Written	—	(72,115)	—
Other Financial Instruments*
Futures Contracts	19,443	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(376,792)	—
OTC Cross Currency Exchange Contracts	—	22,189	—
Centrally Cleared Credit Default Swap Agreements	—	25,723	—
OTC Credit Default Swap Agreements	—	12,513	—
Centrally Cleared Inflation Swap Agreements	—	3,660	—
Centrally Cleared Interest Rate Swap Agreements	—	16,808	—
OTC Interest Rate Swap Agreements	—	4,629	—

Total	$2,260,432	$24,074,533	$153,860

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification: The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2017 were as follows:

Foreign Government Bonds	54.8%
Collateralized Loan Obligations	8.7
Affiliated Mutual Fund	8.6
Banks	3.3
Residential Mortgage-Backed Securities	2.9
Oil & Gas	2.2
Media	1.9
Healthcare-Products	1.8
Insurance	1.5
Retail	1.5
Entertainment	1.5
Auto Parts & Equipment	1.5
Investment Companies	0.9
Electric	0.9
Software	0.9
Food	0.9
Auto Manufacturers	0.7
Diversified Financial Services	0.5
Containers & Packaging	0.5
Telecommunications	0.5
Pharmaceuticals	0.5
Real Estate Investment Trusts (REITs)	0.5
Electrical Components & Equipment	0.5
Diversified Machinery	0.5
Lodging	0.5

Transportation	0.5
Apparel	0.5
Household Products/Wares	0.5
Commercial Services	0.5
Distribution/Wholesale	0.5
Forest Products & Paper	0.5
Multi-National	0.4
Non-Residential Mortgage-Backed Securities	0.4
Options Purchased	0.1%

102.4
Options Written	(0.3)
Liabilities in excess of other assets	(2.1)

100.0%

Prudential QMA Large-Cap Core Equity Fund

Schedule of Investments

as of July 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS
CONSUMER DISCRETIONARY — 11.2%
Auto Components — 0.4%
Adient PLC	7,400	$484,478
Cooper-Standard Holdings, Inc.*	2,300	235,198
Lear Corp.	500	74,095
Tenneco, Inc.	3,500	193,550

		987,321

Distributors — 0.7%
Genuine Parts Co.	7,600	645,468
LKQ Corp.*	33,000	1,140,480

		1,785,948

Diversified Consumer Services — 0.1%
Grand Canyon Education, Inc.*	3,000	220,710

Hotels, Restaurants & Leisure — 2.4%
Biglari Holdings, Inc.*	200	74,864
Extended Stay America, Inc.	21,800	430,986
McDonald’s Corp.	20,600	3,195,884
Royal Caribbean Cruises Ltd.	600	67,842
Yum China Holdings, Inc.*	25,700	919,803
Yum! Brands, Inc.	16,500	1,245,420

		5,934,799

Household Durables — 0.6%
D.R. Horton, Inc.	15,100	538,919
Newell Brands, Inc.	3,700	195,064
NVR, Inc.*	240	626,506
Taylor Morrison Home Corp. (Class A Stock)*	9,100	205,842

		1,566,331

Internet & Direct Marketing Retail — 1.9%
Amazon.com, Inc.*	3,700	3,654,786
FTD Cos., Inc.*	11,300	222,045
Liberty Interactive Corp. QVC Group (Class A Stock)*	10,400	248,976
Nutrisystem, Inc.	10,300	574,225

		4,700,032

Media — 2.3%
Comcast Corp. (Class A Stock)	83,700	3,385,665
Discovery Communications, Inc. (Class C Stock)*	8,400	194,292
Time Warner, Inc.	5,300	542,826
Twenty-First Century Fox, Inc. (Class A Stock)	11,800	343,380
Twenty-First Century Fox, Inc. (Class B Stock)	11,500	329,935
Viacom, Inc. (Class B Stock)	24,300	848,556

		5,644,654

Multiline Retail — 0.7%
Target Corp.	29,400	1,666,098

Specialty Retail — 1.4%
AutoNation, Inc.*	5,900	250,042
Burlington Stores, Inc.*	3,800	330,714
Gap, Inc. (The)	32,000	762,560
Michaels Cos., Inc. (The)*	1,000	20,140
Ross Stores, Inc.	28,000	1,548,960
Tilly’s, Inc. (Class A Stock)	4,800	47,904
Ulta Beauty, Inc.*	1,500	376,815

		3,337,135

Textiles, Apparel & Luxury Goods — 0.7%
Culp, Inc.	2,300	69,000
PVH Corp.	11,900	1,419,551
Wolverine World Wide, Inc.	4,800	135,360

		1,623,911

CONSUMER STAPLES — 8.0%
Beverages — 1.6%
Coca-Cola Co. (The)	14,700	673,848
Constellation Brands, Inc. (Class A Stock)	6,200	1,198,770
PepsiCo, Inc.	17,194	2,004,992

		3,877,610

Food & Staples Retailing — 2.6%
CVS Health Corp.	20,600	1,646,558
Wal-Mart Stores, Inc.	36,970	2,957,230
Walgreens Boots Alliance, Inc.	21,600	1,742,472

		6,346,260

Food Products — 1.7%
Archer-Daniels-Midland Co.	22,600	953,268
Conagra Brands, Inc.	32,700	1,119,648
Sanderson Farms, Inc.	3,800	496,850
Tyson Foods, Inc. (Class A Stock)	24,400	1,545,984

		4,115,750

Household Products — 1.0%
Kimberly-Clark Corp.	4,600	566,536
Procter & Gamble Co. (The)	20,764	1,885,787

		2,452,323

Tobacco — 1.1%
Altria Group, Inc.	43,900	2,852,183

ENERGY — 5.9%
Energy Equipment & Services — 0.1%
McDermott International, Inc.*	32,800	222,056

Oil, Gas & Consumable Fuels — 5.8%
Anadarko Petroleum Corp.	24,200	1,105,214
Chevron Corp.	14,184	1,548,751
Devon Energy Corp.	32,300	1,075,913
Exxon Mobil Corp.	52,774	4,224,031
Kinder Morgan, Inc.	11,000	224,730
Marathon Petroleum Corp.	29,500	1,651,705
Newfield Exploration Co.*	15,800	453,934
ONEOK, Inc.	22,100	1,250,197
Tesoro Corp.	14,400	1,433,232
Valero Energy Corp.	19,500	1,344,915

		14,312,622

FINANCIALS — 13.4%
Banks — 6.4%
Bank of America Corp.	100,868	2,432,936

Citigroup, Inc.	29,900	2,046,655
JPMorgan Chase & Co.	58,000	5,324,400
PNC Financial Services Group, Inc. (The)	13,400	1,725,920
Regions Financial Corp.	20,100	293,460
Wells Fargo & Co.	72,664	3,919,496

		15,742,867

Capital Markets — 2.2%
Ameriprise Financial, Inc.	8,000	1,159,040
Goldman Sachs Group, Inc. (The)	6,100	1,374,513
Raymond James Financial, Inc.	8,900	740,391
S&P Global, Inc.	11,400	1,750,926
State Street Corp.	4,300	400,889

		5,425,759

Consumer Finance — 1.4%
Capital One Financial Corp.	9,000	775,620
Discover Financial Services	23,700	1,444,278
Navient Corp.	49,900	736,025
Nelnet, Inc. (Class A Stock)	11,200	549,808

		3,505,731

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*	10,800	1,889,676
Leucadia National Corp.	4,200	109,326

		1,999,002

Insurance — 2.5%
Aflac, Inc.	19,100	1,523,225
Allstate Corp. (The)	12,100	1,101,100
American International Group, Inc.	28,800	1,884,960
Assurant, Inc.	2,100	221,067
MetLife, Inc.	2,300	126,500
Unum Group	22,500	1,127,925

		5,984,777

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Chimera Investment Corp.	7,900	148,678

HEALTH CARE — 14.7%
Biotechnology — 3.6%
AbbVie, Inc.	36,500	2,551,715
Amgen, Inc.	2,900	506,079
Biogen, Inc.*	5,300	1,534,827
Bioverativ, Inc.*	350	21,689
Celgene Corp.*	18,500	2,505,085
Gilead Sciences, Inc.	13,400	1,019,606
Vertex Pharmaceuticals, Inc.*	5,300	804,646

		8,943,647

Health Care Equipment & Supplies — 3.1%
Abbott Laboratories	35,100	1,726,218
Baxter International, Inc.	28,100	1,699,488
Danaher Corp.	17,300	1,409,777
Hill-Rom Holdings, Inc.	1,700	126,684
Medtronic PLC	26,400	2,216,808
Stryker Corp.	2,200	323,620

		7,502,595

Health Care Providers & Services — 3.3%
Aetna, Inc.	14,900	2,299,219
Anthem, Inc.	10,300	1,917,963
Cigna Corp.	2,800	485,968
Express Scripts Holding Co.*	3,700	231,768
UnitedHealth Group, Inc.	16,000	3,068,960

		8,003,878

Health Care Technology — 0.1%
Cerner Corp.*	3,400	218,858

Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.	6,000	1,053,180

Pharmaceuticals — 4.2%
Allergan PLC	8,900	2,245,737
Bristol-Myers Squibb Co.	6,000	341,400
Johnson & Johnson	21,699	2,879,891
Merck & Co., Inc.	4,900	313,012
Mylan NV*	15,800	616,042
Pfizer, Inc.	75,134	2,491,444
Zoetis, Inc.	20,700	1,294,164

		10,181,690

INDUSTRIALS — 10.3%
Aerospace & Defense — 3.0%
BWX Technologies, Inc.	1,800	94,824
Curtiss-Wright Corp.	1,000	96,420
General Dynamics Corp.	6,500	1,276,145
Huntington Ingalls Industries, Inc.	5,300	1,092,383
Lockheed Martin Corp.	4,400	1,285,372
Northrop Grumman Corp.	8,500	2,236,605
Raytheon Co.	4,100	704,257
Spirit AeroSystems Holdings, Inc. (Class A Stock)	9,000	543,870

		7,329,876

Air Freight & Logistics — 0.8%
FedEx Corp.	9,000	1,872,270
United Parcel Service, Inc. (Class B Stock)	1,600	176,464

		2,048,734

Airlines — 0.9%
Southwest Airlines Co.	35,400	1,965,054
United Continental Holdings, Inc.*	2,300	155,664

		2,120,718

Building Products — 0.1%
Universal Forest Products, Inc.	2,000	167,700

Commercial Services & Supplies — 0.1%
Steelcase, Inc. (Class A Stock)	10,600	144,690
Waste Management, Inc.	1,900	142,785

		287,475

Construction & Engineering — 0.4%
Argan, Inc.	2,700	174,015
EMCOR Group, Inc.	4,300	290,250
MasTec, Inc.*	11,500	531,300

		995,565

Electrical Equipment — 0.6%
Emerson Electric Co.	26,200	1,561,782

Industrial Conglomerates — 1.6%
3M Co.	7,800	1,569,126
General Electric Co.	17,679	452,759
Honeywell International, Inc.	13,000	1,769,560

		3,791,445

Machinery — 1.3%
Crane Co.	1,800	135,900
Fortive Corp.	6,700	433,758
Illinois Tool Works, Inc.	4,700	661,337
Ingersoll-Rand PLC	10,900	957,892
Kadant, Inc.	2,400	187,320
Lydall, Inc.*	3,100	153,450
Oshkosh Corp.	7,200	495,792
Toro Co. (The)	2,700	191,943

		3,217,392

Professional Services — 0.0%
Insperity, Inc.	1,300	98,150

Road & Rail — 1.5%
CSX Corp.	32,700	1,613,418
Union Pacific Corp.	19,900	2,048,904

		3,662,322

INFORMATION TECHNOLOGY — 22.9%
Communications Equipment — 1.0%
Cisco Systems, Inc.	75,250	2,366,613

Internet Software & Services — 5.0%
Akamai Technologies, Inc.*	1,100	51,854
Alphabet, Inc. (Class C Stock)*	4,777	4,444,998
Alphabet, Inc. (Class A Stock)*	3,370	3,186,335
eBay, Inc.*	2,600	92,898
Facebook, Inc. (Class A Stock)*	26,600	4,502,050

		12,278,135

IT Services — 3.1%
Accenture PLC (Class A Stock)	16,800	2,164,176
CACI International, Inc. (Class A Stock)*	1,500	187,650
Cognizant Technology Solutions Corp. (Class A Stock)	24,800	1,719,136
CSRA, Inc.	6,700	218,487
DST Systems, Inc.	6,700	367,830
Fidelity National Information Services, Inc.	11,600	1,058,152
First Data Corp. (Class A Stock)*	18,900	352,674
Leidos Holdings, Inc.	4,000	213,760
Sykes Enterprises, Inc.*	3,300	112,200
Total System Services, Inc.	17,000	1,078,820

		7,472,885

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Energy Industries, Inc.*	4,400	319,220
Applied Materials, Inc.	48,600	2,153,466
Broadcom Ltd.	10,100	2,491,266
Intel Corp.	37,700	1,337,219
Micron Technology, Inc.*	23,300	655,196

Texas Instruments, Inc.	26,400	2,148,432

		9,104,799

Software — 5.6%
Activision Blizzard, Inc.	28,100	1,736,018
Adobe Systems, Inc.*	14,800	2,168,052
Citrix Systems, Inc.*	1,800	142,164
Dell Technologies, Inc. (Class V Stock)*	48	3,085
Electronic Arts, Inc.*	6,600	770,484
Intuit, Inc.	12,600	1,728,846
Microsoft Corp.	55,300	4,020,310
Oracle Corp.	60,400	3,015,772
Synopsys, Inc.*	2,800	214,396

		13,799,127

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	56,720	8,435,966
Hewlett Packard Enterprise Co.	62,600	1,096,126
HP, Inc.	83,300	1,591,030

		11,123,122

MATERIALS — 3.5%
Chemicals — 2.0%
Chemours Co. (The)	31,100	1,480,671
LyondellBasell Industries NV (Class A Stock)	18,000	1,621,620
Sherwin-Williams Co. (The)	4,700	1,585,169
Trinseo SA	5,000	351,500

		5,038,960

Containers & Packaging — 0.6%
Crown Holdings, Inc.*	2,000	118,940
Greif, Inc. (Class A Stock)	4,300	241,187
Owens-Illinois, Inc.*	400	9,560
WestRock Co.	17,600	1,010,592

		1,380,279

Metals & Mining — 0.9%
Alcoa Corp.	3,200	116,480
Southern Copper Corp. (Peru)	14,200	558,628
Steel Dynamics, Inc.	42,500	1,504,925

		2,180,033

REAL ESTATE — 2.7%
Equity Real Estate Investment Trusts (REITs) — 2.1%
GEO Group, Inc. (The)	12,050	353,667
Prologis, Inc.	23,300	1,416,873
Ryman Hospitality Properties, Inc.	1,300	81,367
American Tower Corp.	14,000	1,908,620
CoreCivic, Inc.	9,500	263,150
Xenia Hotels & Resorts, Inc.	59,300	1,204,976

		5,228,653

Real Estate Management & Development — 0.6%
CBRE Group, Inc. (Class A Stock)*	37,100	1,409,429

TELECOMMUNICATIONS SERVICES — 2.0%
Diversified Telecommunication Services — 1.6%
AT&T, Inc.	49,254	1,920,906
Verizon Communications, Inc.	40,000	1,936,000

		3,856,906

Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.*	17,400	1,072,884

UTILITIES — 2.4%
Electric Utilities — 1.3%
Exelon Corp.	36,000	1,380,240
FirstEnergy Corp.	12,000	382,920
PPL Corp.	38,500	1,475,705

		3,238,865

Gas Utilities — 0.3%
UGI Corp.	11,400	575,358

Independent Power & Renewable Electricity Producers — 0.5%
AES Corp.	116,000	1,296,880

Multi-Utilities — 0.3%
CenterPoint Energy, Inc.	12,100	341,099
MDU Resources Group, Inc.	7,100	187,085
NiSource, Inc.	6,800	177,208

		705,392

TOTAL LONG-TERM INVESTMENTS (cost $167,493,966)		237,765,884

SHORT-TERM INVESTMENTS — 3.0%
AFFILIATED MUTUAL FUND — 2.9%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	7,077,004	7,077,004

	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bill, 0.979%, 09/21/17 (cost $299,592)	300	299,582

TOTAL SHORT-TERM INVESTMENTS (cost $7,376,596)		7,376,586

TOTAL INVESTMENTS — 100.0% (cost $174,870,562)(x)		245,142,470
Liabilities in excess of other assets(z) — 0.0%		(91,500)

NET ASSETS — 100.0%		$245,050,970

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate quoted represents yield to maturity as of purchase date.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$174,921,669

Appreciation	71,141,557
Depreciation	(920,756)

Net Unrealized Appreciation	$70,220,801

The book basis may differ from tax basis due to certain tax-related adjustments.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
	Commodity futures contracts:
60	S&P 500 E-Mini Index	Sep. 2017	$7,374,609	$7,404,000	$29,391

A security with a market value of $299,582 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at July 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Consumer Discretionary	$27,466,939	$—	$—
Consumer Staples	19,644,126	—	—
Energy	14,534,678	—	—
Financials	32,806,814	—	—
Health Care	35,903,848	—	—
Industrials	25,281,159	—	—
Information Technology	56,144,681	—	—
Materials	8,599,272	—	—
Real Estate	6,638,082	—	—
Telecommunications Services	4,929,790	—	—
Utilities	5,816,495	—	—
Affiliated Mutual Fund	7,077,004	—	—
U.S. Treasury Obligation	—	299,582	—
Other Financial Instruments*
Futures Contracts	29,391	—	—

Total	$244,872,279	$299,582	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Real Estate Income Fund

Schedule of Investments

as of July 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.9%
COMMON STOCKS — 80.2%
Diversified REITs — 4.9%
Gramercy Property Trust	7,005	$211,691
Lexington Realty Trust	20,482	208,507
Suntec Real Estate Investment Trust (Singapore)	77,268	108,324

		528,522

Health Care REITs — 29.6%
Community Healthcare Trust, Inc.	37,471	950,639
MedEquities Realty Trust, Inc.	44,871	540,695
Medical Properties Trust, Inc.	39,623	514,306
Omega Healthcare Investors, Inc.	11,605	366,602
Physicians Realty Trust	11,438	212,976
Sabra Health Care REIT, Inc.	9,874	229,077
Senior Housing Properties Trust	13,927	270,880
Ventas, Inc.	1,539	103,652

		3,188,827

Hotel & Resort REITs — 12.1%
Invincible Investment Corp. (Japan)	889	398,182
MGM Growth Properties LLC (Class A Stock)	12,858	384,840
Park Hotels & Resorts, Inc.	19,202	517,110

		1,300,132

Industrial REITs — 11.0%
Ascendas Real Estate Investment Trust (Singapore)	68,000	135,375
Cache Logistics Trust (Singapore)	744,896	486,320
Frasers Logistics & Industrial Trust (Singapore)	160,046	129,330
Prologis Property Mexico SA de CV (Mexico)	29,841	58,852
STAG Industrial, Inc.	13,756	375,401

		1,185,278

Office REITs — 2.0%
alstria office REIT-AG (Germany)	7,255	106,468
Keppel REIT (Singapore)	123,068	105,323

		211,791

Residential REITs — 0.0%
Empiric Student Property PLC (United Kingdom)	345	500

Retail REITs — 19.6%
CBL & Associates Properties, Inc.(a)	37,180	326,812
DDR Corp.	23,655	241,045
Eurocommercial Properties NV (Netherlands)	5,098	206,356
NewRiver REIT PLC (United Kingdom)	29,485	137,467
Retail Properties of America, Inc. (Class A Stock)	16,325	215,980
Slate Retail REIT (Canada)	11,927	129,530
Starhill Global REIT (Singapore)	227,447	130,919
Vicinity Centres (Australia)	108,200	238,131
Washington Prime Group, Inc.	35,551	320,670
Wereldhave NV (Netherlands)	3,419	165,527

		2,112,437

Specialized REITs — 1.0%
CubeSmart	4,345	107,148

TOTAL COMMON STOCKS (cost $8,281,712)		8,634,635

PREFERRED STOCKS — 19.7%
Diversified REITs — 2.2%
UMH Properties, Inc.*	9,410	237,791

Hotel & Resort REITs — 3.5%
Pebblebrook Hotel Trust	4,348	110,700
Sunstone Hotel Investors, Inc.	10,000	267,000

		377,700

Industrial REITs — 3.9%
Monmouth Real Estate Investment Corp.	6,100	154,696
Rexford Industrial Realty, Inc.	4,300	110,553
STAG Industrial, Inc.	5,901	158,088

		423,337

Residential REITs — 3.0%
American Homes 4 Rent*	12,750	320,662

Retail REITs — 7.1%
Cedar Realty Trust, Inc.	6,450	164,082
DDR Corp.	12,000	322,800
Pennsylvania Real Estate Investment Trust	10,200	273,360

		760,242

TOTAL PREFERRED STOCKS (cost $2,041,996)		2,119,732

TOTAL LONG-TERM INVESTMENTS (cost $10,323,708)		10,754,367

SHORT-TERM INVESTMENTS — 4.2%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	140,040	140,040
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $320,608; includes $320,322 of cash collateral for securities on loan)(b)(w)	320,576	320,608

TOTAL SHORT-TERM INVESTMENTS (cost $460,648)		460,648

TOTAL INVESTMENTS — 104.1% (cost $10,784,356)(x)		11,215,015
Liabilities in excess of other assets — (4.1)%		(446,345)

NET ASSETS — 100.0%		$10,768,670

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $309,408; cash collateral of $320,322 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$10,901,878

Appreciation	530,789
Depreciation	(217,652)

Net Unrealized Appreciation	$313,137

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$420,198	$108,324	$—
Health Care REITs	3,188,827	—	—
Hotel & Resort REITs	901,950	398,182	—
Industrial REITs	434,253	751,025	—
Office REITs	—	211,791	—
Residential REITs	—	500	—
Retail REITs	1,234,037	878,400	—
Specialized REITs	107,148	—	—
Preferred Stocks
Diversified REITs	237,791	—	—
Hotel & Resort REITs	377,700	—	—
Industrial REITs	423,337	—	—
Residential REITs	320,662	—	—
Retail REITs	760,242	—	—
Affiliated Mutual Funds	460,648	—	—

Total	$8,866,793	$2,348,222	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2017 were as follows:

Health Care REITs	29.6%
Retail REITs	26.7
Hotel & Resort REITs	15.6
Industrial REITs	14.9
Diversified REITs	7.1
Affiliated Mutual Funds (including 3.0% of collateral for securities on loan)	4.2
Residential REITs	3.0
Office REITs	2.0
Specialized REITs	1.0

104.1
Liabilities in excess of other assets	(4.1)

100.0%

Prudential Select Real Estate Fund

Schedule of Investments

as of July 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.3%
COMMON STOCKS
Diversified Real Estate Activities — 7.0%
Daiwa House Industry Co. Ltd. (Japan)	6,000	$209,288
Sumitomo Realty & Development Co. Ltd. (Japan)	4,215	127,598
Sun Hung Kai Properties Ltd. (Hong Kong)	7,034	108,832

		445,718

Diversified REITs — 6.5%
Forest City Realty Trust, Inc. (Class A Stock)	8,350	203,573
ICADE (France)	838	71,951
Suntec Real Estate Investment Trust (Singapore)	100,675	141,139

		416,663

Health Care REITs — 6.6%
Community Healthcare Trust, Inc.	6,011	152,499
MedEquities Realty Trust, Inc.	2,779	33,487
Medical Properties Trust, Inc.	9,829	127,580
Physicians Realty Trust	6,000	111,720

		425,286

Hotel & Resort REITs — 8.3%
DiamondRock Hospitality Co.	11,000	128,480
Invincible Investment Corp. (Japan)	149	66,737
MGM Growth Properties LLC (Class A Stock)	6,000	179,580
Park Hotels & Resorts, Inc.	5,900	158,887

		533,684

Industrial REITs — 12.5%
Duke Realty Corp.	6,800	194,412
First Industrial Realty Trust, Inc.	4,000	122,080
Goodman Group (Australia)	19,000	121,082
LaSalle Logiport REIT (Japan)	97	97,548
Rexford Industrial Realty, Inc.	5,566	158,743
STAG Industrial, Inc.	4,000	109,160

		803,025

Office REITs — 13.8%
Columbia Property Trust, Inc.	5,500	119,625
Hibernia REIT PLC (Ireland)	70,630	117,206
Hudson Pacific Properties, Inc.	7,550	247,036
JBG SMITH Properties*	2,850	101,118
Keppel REIT (Singapore)	160,630	137,469
SL Green Realty Corp.	1,600	165,232

		887,686

Real Estate Development — 1.2%
Howard Hughes Corp. (The)*	600	75,486

Real Estate Operating Companies — 4.0%
First Capital Realty, Inc. (Canada)	8,100	132,537
TLG Immobilien AG (Germany)	5,698	123,581

		256,118

Residential REITs — 15.1%
Camden Property Trust	2,700	242,190
Empiric Student Property PLC (United Kingdom)	95,181	137,876
Equity Residential	1,880	127,953
Invitation Homes, Inc.	6,000	127,920
Mid-America Apartment Communities, Inc.	2,000	207,060
Starwood Waypoint Homes	3,626	126,765

		969,764

Retail REITs — 10.6%
British Land Co. PLC (The) (United Kingdom)	8,200	66,075
Federal Realty Investment Trust	940	124,672
Kenedix Retail REIT Corp. (Japan)	61	133,843
NewRiver REIT PLC (United Kingdom)	28,444	132,614
Retail Properties of America, Inc. (Class A Stock)	10,089	133,477
Taubman Centers, Inc.	1,550	88,149

		678,830

Specialized REITs — 10.7%
CoreSite Realty Corp.	1,800	195,444
CubeSmart	8,000	197,280
Four Corners Property Trust, Inc.	6,990	177,406
QTS Realty Trust, Inc. (Class A Stock)	2,150	114,961

		685,091

TOTAL LONG-TERM INVESTMENTS (cost $5,856,200)		6,177,351

SHORT-TERM INVESTMENT — 1.3%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $84,886)(w)	84,886	84,886

TOTAL INVESTMENTS — 97.6% (cost $5,941,086)(x)		6,262,237
Other assets in excess of liabilities — 2.4%		151,977

NET ASSETS — 100.0%		$6,414,214

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(x)	The United States federal income tax basis of the investments and the net unrealized appreciation were as follows:

Tax Basis	$5,991,372

Appreciation	381,773
Depreciation	(110,908)

Net Unrealized Appreciation	$270,865

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified Real Estate Activities	$—	$445,718	$—
Diversified REITs	203,573	213,090	—
Health Care REITs	425,286	—	—
Hotel & Resort REITs	466,947	66,737	—
Industrial REITs	584,395	218,630	—
Office REITs	633,011	254,675	—
Real Estate Development	75,486	—	—
Real Estate Operating Companies	132,537	123,581	—
Residential REITs	831,888	137,876	—
Retail REITs	346,298	332,532	—
Specialized REITs	685,091	—	—
Affiliated Mutual Fund	84,886	—	—

Total	$4,469,398	$1,792,839	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
BROIS	Brazil Overnight Interbank Deposit
BUBOR	Budapest Interbank Offered Rate
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage Backed Securities Index
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
HIBOR	Hong Kong Interbank Offered Rate
IO	Interest Only
ITRAXX	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
KWCDC	Korean Won Certificate of Deposit
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimiilables du Tresor (French Treasury Bond)
OTC	Over-the-counter
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offered Rate
REIT(s)	Real Estate Investment Trust(s)
SONIA	Sterling Overnight Index Average
STIBOR	Stockholm Interbank Offered Rate
Strips	Separate Trading of Registered Interest and Principal of Securities
TELBOR	Tel Aviv Interbank Offered Rate
TIPS	Treasury Inflation-Protected Securities
USOIS	United States Overnight Index Swap
WIBOR	Warsaw Interbank Offered Rate

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Each Fund may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 9

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 18, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date September 18, 2017

*	Print the name and title of each signing officer under his or her signature.